AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 1997

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
                                                                     --
                               (File No. 2-75151)
                         Post-Effective Amendment No. 21
                                                      --

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940               X
                              (File No. 811-03342)                   --
                         Post-Effective Amendment No. 24
                                                      --

                          SIT MID CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 Kelly K. Orning
                     Compliance and Administration Associate
                                Sit Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                                Dorsey & Whitney
                           2200 First Bank Place East
                          Minneapolis, Minnesota 55402

         ____ immediately upon filing pursuant to paragraph (b) of rule 485
         ____ on (specify date) pursuant to paragraph (b) of rule 485
         ____ 60 days after filing pursuant to paragraph (a)(1) of rule 485 _XX_ on November 1, 1997 pursuant to paragraph (a)(1) of rule 485 ____ 75 days after filing pursuant to paragraph (a)(2) of rule 485
         ____ on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about August 11, 1997.

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 1997

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
                                                                     --
                               (File No. 2-75152)
                         Post-Effective Amendment No. 21
                                                      --

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940               X
                              (File No. 811-03343)                   --
                         Post-Effective Amendment No. 24
                                                      --

                         SIT LARGE CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 Kelly K. Orning
                     Compliance and Administration Associate
                                Sit Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                                Dorsey & Whitney
                           2200 First Bank Place East
                          Minneapolis, Minnesota 55402

         ____ immediately upon filing pursuant to paragraph (b) of rule 485
         ____ on (specify date) pursuant to paragraph (b) of rule 485
         ____ 60 days after filing pursuant to paragraph (a)(1) of rule 485
         ____ on November 1, 1997 pursuant to paragraph (a)(1) of rule 485 _XX_ 75 days after filing pursuant to paragraph (a)(2) of rule 485 ____ on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about August 11, 1997.

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 1997

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
                                                                     --
                               (File No. 33-42101)
                         Post-Effective Amendment No. 11
                                                      --

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940               X
                              (File No. 811-06373)                   --
                         Post-Effective Amendment No. 12
                                                      --

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 Kelly K. Orning
                     Compliance and Administration Associate
                                Sit Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                                Dorsey & Whitney
                           2200 First Bank Place East
                          Minneapolis, Minnesota 55402

         ____ immediately upon filing pursuant to paragraph (b) of rule 485
         ____ on (specify date) pursuant to paragraph (b) of rule 485
         ____ 60 days after filing pursuant to paragraph (a)(1) of rule 485 _XX_ on November 1, 1997 pursuant to paragraph (a)(1) of rule 485 ____ 75 days after filing pursuant to paragraph (a)(2) of rule 485
         ____ on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about August 11, 1997.

                                    FORM N-1A
                              CROSS-REFERENCE SHEET


ITEM #     CAPTION                                        PROSPECTUS CAPTION
------     -------                                        ------------------
  1        Cover Page                                     Inside Cover of Prospectus

  2        Synopsis                                       Prospectus Summary

  3        Condensed Financial                            Financial Highlights
           Information

  4        General Description of Registrant              Investment Objectives and Policies; Common
                                                          Policies and Information; Capitalization and
                                                          Voting Rights; Additional Information

  5        Management of the Fund                         Summary of Fund Expenses; Custodian and
                                                          Transfer Agent; Management; Additional Information

  6        Capital Stock and Other                        Dividend Reinvestment; Exchanges; Capitalization and
           Securities                                     Voting Rights; Taxes; Additional Information

  7        Purchase of Securities Being                   How to Purchase Fund Shares; Exchanges;
           Offered                                        Retirement Accounts; Computation of Net Asset Value

  8        Redemption or Repurchase                       Redemption of Fund Shares

  9        Pending Legal Proceedings                      Not Applicable


ITEM #     CAPTION                                        STATEMENT OF ADDITIONAL INFORMATION CAPTION
------     -------                                        -------------------------------------------

  10       Cover Page                                     Cover Page of Statement of Additional Information

  11       Table of Contents                              Table of Contents

  12       General Information and History                Not Applicable

  13       Investment Objectives and Policies             Additional Investment Restrictions; Securities in
                                                          which the Funds May Invest

  14       Management of the Fund                         Management; Investment Adviser

  15       Control Persons and Principal                  Control Persons and Principal Holders
           Holders of Securities


  16       Investment Advisory and Other                  Investment Adviser
           Services

  17       Brokerage Allocation                           Brokerage


  18       Capital Stock and Other Securities             Capitalization and Voting Rights (in Prospectus)

  19       Purchase, Redemption and Pricing               Computation of Net Asset Value
           of Securities Being Offered

  20       Tax Status                                     Taxes

  21       Underwriters                                   Distributor

  22       Calculation of Performance Data                Calculation of Performance Data

  23       Financial Statements                           Financial Statements


                             STOCK FUNDS PROSPECTUS
--------------------------------------------------------------------------------
                                November 1, 1997




                         A FAMILY OF 100% NO-LOAD FUNDS
                         ------------------------------

                             LARGE CAP GROWTH FUND

                              MID CAP GROWTH FUND

                             SMALL CAP GROWTH FUND

                                 BALANCED FUND

                           INTERNATIONAL GROWTH FUND

                         DEVELOPING MARKETS GROWTH FUND




                                     [LOGO]

                                SIT MUTUAL FUNDS

                                   PROSPECTUS

                                November 1, 1997

The Funds have the following investment objectives:

[LOGO] LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

The objective of the Large Cap Growth Fund is to maximize long-term capital appreciation. The Fund pursues this objective by investing primarily in common stocks of medium to large growth companies with a capitalization of over $5 billion at the time of purchase.

[LOGO] MID CAP GROWTH FUND
--------------------------------------------------------------------------------

The objective of the Mid Cap Growth Fund is to maximize long-term capital appreciation. The Fund pursues this objective by investing primarily in the common stocks of medium and small growth companies with a capitalization of $500 million to $5 billion at the time of purchase.

[LOGO] SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

The objective of the Small Cap Growth Fund is to maximize long-term capital appreciation. The Fund pursues this objective by investing primarily in common stocks of small growth companies that have a capitalization of under $500 million at the time of purchase.

[LOGO] BALANCED FUND
--------------------------------------------------------------------------------

The objective of the Balanced Fund is to seek long-term growth of capital consistent with the preservation of principal and to provide shareholders with regular income. The Fund pursues this objective by investing in a diversified portfolio of stocks, bonds and short-term instruments.

[LOGO] INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

The objective of the International Growth Fund is to achieve long-term growth. The Fund pursues this objective by investing primarily in common stocks of issuers domiciled outside the United States.

[LOGO] DEVELOPING MARKETS GROWTH FUND
--------------------------------------------------------------------------------

The objective of the Developing Markets Growth Fund is to maximize long-term capital appreciation. The Fund pursues this objective by investing primarily in common stocks of companies deemed to be domiciled or otherwise operating in a developing market.


This prospectus concisely sets forth facts about the Funds that you should know before investing and it should be retained for future reference. You should read it to decide if any of the Funds are the right investment for you. Additional facts about each Fund are contained in a Statement of Additional Information (dated November 1, 1997) which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write the Funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                         SIT LARGE CAP GROWTH FUND, INC.
                                          SIT MID CAP GROWTH FUND, INC.
                                            SIT SMALL CAP GROWTH FUND
                                                SIT BALANCED FUND

                                          SIT INTERNATIONAL GROWTH FUND
                                       SIT DEVELOPING MARKETS GROWTH FUND


[LOGO]                                         TABLE OF CONTENTS

Summary of Fund Expenses.......................    4          Investment in Sit Money Market Fund..........   28
Financial Highlights...........................    5          Portfolio Turnover...........................   28
Performance....................................   12          Relationship of Debt Securities &
Investment Objectives and Policies.............   15               Interest Rates..........................   29
     Large Cap Growth Fund.....................   15          Temporary Defensive Investments..............   29
     Mid Cap Growth Fund.......................   15          Ratings of Debt Securities...................   29
     Small Cap Growth Fund.....................   16          Fund Borrowing...............................   29
     Balanced Fund.............................   16          Other Investment Restrictions................   29
     International Growth Fund.................   20       Computation of Net Asset Value..................   30
     Developing Markets Growth Fund............   22       How to Purchase Fund Shares.....................   31
Risks Specific to International Investing  ....   24       Redemption of Fund Shares.......................   32
Common Policies and Information................   27       Exchanges......................................
     Securities Lending........................   27       Dividends.......................................   34
     Puts and Calls............................   27       Retirement Accounts.............................   34
     When-Issued and Forward                               Custodian and Transfer Agent....................   35
         Commitment Securities ...............    27       Management......................................   35
     Repurchase Agreements.....................   27       Taxes...........................................   37
     Illiquid Securities.......................   28       Capitalization and Voting Rights................   38
                                                           Additional Information..........................   38

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION BY ANYONE IN ANY STATE IN WHICH SUCH OFFER OR SOLICITATION IS NOT AUTHORIZED OR IN WHICH THE PERSON MAKING SUCH OFFER OR SOLICITATION IS NOT QUALIFIED TO DO SO, OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

                               PROSPECTUS SUMMARY

[LOGO]

THE FUNDS
--------------------------------------------------------------------------------

The Funds are each 100% no-load, open-end, diversified, management investment companies (commonly known as "mutual funds"), as defined in the Investment Company Act of 1940 (the "1940 Act").

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

The investment objectives of the Funds are set forth on page 1 of this prospectus. The investment objective of each Fund is "fundamental," which means that it may not be changed unless approved by a vote of the "majority" of the shareholders of such Fund (as defined in the 1940 Act). There can be no assurance that the investment objectives of any of the Funds will be achieved.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Sit Investment Associates, Inc. (the "Adviser") serves as the investment adviser to each Fund and receives an annual fee based on a percentage of average daily net assets. The percentage varies from Fund to Fund. The Adviser manages more than $5 billion for both public and private clients, including over $1 billion for the Sit Mutual Funds.

SUB-ADVISER
--------------------------------------------------------------------------------

Sit/Kim International Investment Associates, Inc. (the "Sub-Adviser") serves as Sub-Adviser for the International Growth Fund and the Developing Markets Growth Fund. The Sub-Adviser is an international investment management firm with offices in New York and San Francisco and is an affiliate of the Adviser.

PRICE OF FUND SHARES
--------------------------------------------------------------------------------

Fund shares are sold at their net asset value ("NAV"). There is no sales charge or redemption fee. The NAV is based upon the market value of the securities owned by a Fund and is determined once daily as of the close of the New York Stock Exchange on each day the Exchange is open for trading.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

You can purchase shares of any Fund with no sales charges at the next determined NAV by completing the application and mailing it, along with a check to the Funds at the address as listed on the inside back cover of this prospectus or as instructed on the application.


================================================================================
                                  100% NO-LOAD
                              NO SALES COMMISSIONS
                            NO DEFERRED SALES CHARGES
                                  NO 12b-1 FEES
         $2,000 MINIMUM INITIAL INVESTMENT-- $100 SUBSEQUENT INVESTMENT
              NO MINIMUM INVESTMENT FOR IRAS, RETIREMENT PLANS, OR
               GIFTS / TRANSFERS TO MINORS (UGMA / UTMA) ACCOUNTS

           ELECTRONIC TRANSFER OF FUNDS FOR PURCHASES AND REDEMPTIONS
                        AUTOMATIC MONTHLY INVESTMENT PLAN
                             NO CHARGE FOR EXCHANGES
================================================================================

[LOGO] SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

The fund expense summary was developed for use by all mutual funds. You should consider this expense information as well as other important information in this prospectus:

                                                                                                      Developing
                                            Large Cap    Mid Cap   Small Cap                 Int'l     Markets
                                             Growth      Growth     Growth     Balanced     Growth      Growth
                                              Fund        Fund       Fund        Fund        Fund        Fund
                                              ----        ----       ----        ----        ----        ----
SHAREHOLDER TRANSACTION EXPENSES
Sales load on purchases ..............        none        none        none        none        none        none
Sales load on reinvested dividends ...        none        none        none        none        none        none
Deferred sales load ..................        none        none        none        none        none        none
Redemption fees ......................        none        none        none        none        none        none
Exchange fees ........................        none        none        none        none        none        none

ANNUAL FUND OPERATING EXPENSES (as a percentage of average daily net assets)
Management fees ......................        1.00%       1.00%(1)    1.50%       1.00%       1.50%(1)    2.00%
12b-1 fees ...........................        none        none        none        none        none        none
Other expenses .......................        none        none        none        none        none        none
                                              ----        ----        ----        ----        ----        ----
Total fund operating expenses.........        1.00%       1.00%(1)    1.50%       1.00%       1.50%(1)    2.00%
                                              =====       =====       =====       =====       ====        ====

     (1) Net of voluntary fee waiver.
-------------------------
     EXAMPLE:  You would pay the following expenses on a $1,000 investment, assuming (a) 5% annual rate of return and (b) redemption at the end of each period.
                                                                                                      Developing
                                            Large Cap    Mid Cap   Small Cap                 Int'l     Markets
                                             Growth      Growth     Growth     Balanced     Growth      Growth
                                              Fund        Fund       Fund        Fund        Fund        Fund
                                              ----        ----       ----        ----        ----        -----
         1 year.......................        $ 10        $  10      $  15       $  10       $  15       $  20
         3 years......................          32           32         47          32          47          63
         5 years......................          55           55         82          55          82         108
         10 years.....................         122          122        179         122         179         233


The purpose of the above table is to assist you in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. No transaction expenses are incurred by you when you buy or sell shares of the Funds. Management fees and other expenses are reflected in each Fund's share price and are not charged directly to individual shareholder accounts.

The examples contained in the above table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Each Fund has engaged the Adviser as its investment adviser pursuant to an Investment Management Agreement. Absent voluntary fee waivers by the Adviser, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Balanced Fund, International Growth Fund and Developing Markets Growth Fund are obligated under the Funds' Investment Management Agreements to pay the Adviser annual management fees of 1.00%, 1.25%, 1.50%, 1.00%, 1.85% and 2.00% per year, respectively, of each Fund's average daily net assets; however, the Adviser is obligated to pay all of each Fund's other expenses (other than extraordinary expenses, interest, brokerage commissions and other transaction charges). See "Management
- Investment Adviser."

For the period January 1, 1994 through December 31, 1998, the Adviser has voluntarily agreed to limit the management fee (and, thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of the International Growth Fund to 1.50% per year of the Fund's average daily net assets. After December 31, 1998, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

For the period November 1, 1996 through December 31, 1998, the Adviser has voluntarily agreed to limit the management fee (and, thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of the Mid Cap Growth Fund to 1.00% per year of the Fund's average daily net assets. After December 31, 1998, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

[LOGO] FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables show certain important financial information for evaluating each Fund. This information has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of a Fund are contained in the Funds' Annual Report and Statement of Additional Information, which, if not included with this prospectus, may be obtained upon request and without charge.

Per share data for a share of capital stock outstanding during the period and selected information for each period are as follows:

                           SIT LARGE CAP GROWTH FUND

                                                                          YEARS ENDED JUNE 30,
                                      ----------------------------------------------------------------------------------------------
                                        1997              1996            1995            1994            1993          1992
                                        ----              ----            ----            ----            ----          ----
NET ASSET VALUE:
   Beginning of year                  $ 32.75           $ 28.38         $ 23.89         $ 25.61         $ 24.22       $ 21.89
                                      -------           -------         -------         -------         -------       -------
OPERATIONS:
   Net investment income                  .07               .04             .11             .23             .33           .38
   Net realized and unrealized gains
   (losses) on investments              10.02              6.61            5.88            (.33)           1.94          2.91
                                      -------           -------         -------         -------         -------       -------
Total from operations                   10.09              6.65            5.99            (.10)           2.27          3.29
                                      -------           -------         -------         -------         -------       -------
DISTRIBUTIONS TO
SHAREHOLDERS:
  From net investment income             (.03)             (.04)           (.09)           (.23)           (.34)         (.43)
  From realized gains                   (2.42)            (2.24)          (1.41)          (1.39)           (.54)         (.53)
                                      -------           -------         -------         -------         -------       -------
Total distributions                     (2.45)            (2.28)          (1.50)          (1.62)           (.88)         (.96)
                                      -------           -------         -------         -------         -------       -------
NET ASSET VALUE:
  End of year                         $ 40.39           $ 32.75         $ 28.38         $ 23.89         $ 25.61       $ 24.22
                                      -------           -------         -------         -------         -------       -------
Total investment return (1)             32.36%            24.48%          26.33%          (0.58%)          9.52%        15.22%
                                      -------           -------         -------         -------         -------       -------
Net assets at end of year
   (000s omitted)                     $72,226           $53,017         $45,211         $34,612         $37,602       $32,040

RATIOS (%) :
Expenses to average
  daily net assets                       1.00(2)           1.00(2)         1.00(2)         1.10(2)         1.42          1.50
Net investment income to average
  daily net assets                       0.20(2)           0.14(2)         0.42(2)         0.89(2)         1.31          1.92
Average brokerage
  commission rate(3)                  $0.0560               n/a             n/a             n/a             n/a           n/a
Portfolio turnover rate
  (excluding short-term securities)     32.23             49.99           67.14           73.62           47.82         73.40

                       [WIDE TABLE CONTINUED FROM ABOVE]

                                      -------------------------------------------------
                                        1991          1990          1989          1988
                                        ----          ----          ----          ----
NET ASSET VALUE:
   Beginning of year                  $ 22.64       $ 20.62       $ 18.31       $ 21.33
                                      -------       -------       -------       -------
OPERATIONS:
   Net investment income                  .58           .59           .54           .53
   Net realized and unrealized gains
   (losses) on investments               (.01)         2.88          2.18         (1.88)
                                      -------       -------       -------       -------
Total from operations                     .57          3.47          2.73         (1.35)
                                      -------       -------       -------       -------
DISTRIBUTIONS TO
SHAREHOLDERS:
  From net investment income             (.69)         (.54)         (.42)         (.53)
  From realized gains                    (.63)         (.91)         --           (1.14)
                                      -------       -------       -------       -------
Total distributions                     (1.32)        (1.45)         (.42)        (1.67)
                                      -------       -------       -------       -------
NET ASSET VALUE:
  End of year                         $ 21.89       $ 22.64       $ 20.62       $ 18.31
                                      -------       -------       -------       -------
Total investment return (1)              3.10%        17.14%        15.30%        (6.45%)
                                      -------       -------       -------       -------
Net assets at end of year
   (000s omitted)                     $21,112       $17,682       $13,622       $12,245

RATIOS (%) :
Expenses to average
  daily net assets                       1.50          1.50          1.50          1.50
Net investment income to average
  daily net assets                       2.74          2.86          2.95          2.96
Average brokerage
  commission rate(3)                      n/a           n/a           n/a           n/a
Portfolio turnover rate
  (excluding short-term securities)     70.01         55.00         82.23         66.80

--------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Effective November 1, 1996, total Fund expenses are contractually limited to 1.00% of average daily net assets. Prior to November 1, 1996 total Fund expenses were contractually limited to 1.50% of average daily net assets for the first $30 million in Fund net assets and 1.00% of average daily net assets for Fund net assets exceeding $30 million. During the years ended June 30, 1997, 1996, 1995 and 1994 the investment adviser voluntarily absorbed $50,548, $110,099, $132,305 and $112,191, respectively, in expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.08%, 1.23%, 1.35% and 1.40% for the years ended June 30, 1997, 1996, 1995 and 1994, respectively, and the ratio of net investment income
     (loss) to average daily net assets would have been 0.11%, (0.09%), 0.07% and 0.59%, respectively.

(3) Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate. This rate is calculated by dividing total brokerage commissions paid on purchases and sales of portfolio securities by the total number of related shares purchased and sold.

                            SIT MID CAP GROWTH FUND

The information in the following table has been restated to reflect a 4 for 1 stock split which took place on December 10, 1993.

                                                                         YEARS ENDED JUNE 30,
                                      --------------------------------------------------------------------------------------------
                                        1997             1996           1995           1994           1993           1992
                                        ----             ----           ----           ----           ----           ----
NET ASSET VALUE:
  Beginning of year                   $ 15.58          $ 13.00        $ 11.08        $ 11.91        $ 10.52        $  9.35
                                      -------          -------        -------        -------        -------        -------
OPERATIONS:
  Net investment income (loss)           (.03)            (.04)          --             (.01)           .03            .04
  Net realized and unrealized gains
    (losses) on investments              2.50             4.07           2.96           (.51)          1.43           1.22
                                      -------          -------        -------        -------        -------        -------
Total from operations                    2.47             4.03           2.96           (.52)          1.46           1.26
                                      -------          -------        -------        -------        -------        -------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment income              --               --             --             (.02)          (.05)          (.06)
 From realized gains                    (2.62)           (1.45)         (1.04)          (.29)          (.02)          (.03)
                                      -------          -------        -------        -------        -------        -------
Total distributions                     (2.62)           (1.45)         (1.04)          (.31)          (.07)          (.09)
                                      -------          -------        -------        -------        -------        -------
NET ASSET VALUE:
  End of year                         $ 15.43          $ 15.58        $ 13.00        $ 11.08        $ 11.91        $ 10.52
                                      -------          -------        -------        -------        -------        -------
Total investment return (1)             17.23%           33.00%         28.44%         (4.62%)        13.88%         13.34%
                                      -------          -------        -------        -------        -------        -------
Net assets at end of year
    (000s omitted)                   $386,543         $356,317       $327,879       $285,175       $341,702       $241,831

RATIOS (%) :
Expenses to average daily net assets     0.92 (2)         0.77           0.83           0.82           0.80           0.83
Net investment income (loss) to
  average daily net assets              (0.20)(2)        (0.23)          0.02          (0.08)          0.35           0.52
Average brokerage
    commission rate (3)               $0.0510              n/a            n/a            n/a            n/a            n/a
Portfolio turnover rate
  (excluding short-term securities)     38.66            50.38          75.40          46.71          45.18          24.74

                       [WIDE TABLE CONTINUED FROM ABOVE]

                                      -------------------------------------------------
                                        1991           1990          1989          1988
                                        ----           ----          ----          ----
NET ASSET VALUE:
  Beginning of year                   $  8.70        $  7.58       $  6.98       $  8.38
                                      -------        -------       -------       -------
OPERATIONS:
  Net investment income (loss)            .07            .06           .13           .04
  Net realized and unrealized gains
    (losses) on investments              1.05           1.51           .81          (.69)
                                      -------        -------       -------       -------
Total from operations                    1.12           1.57           .94          (.65)
                                      -------        -------       -------       -------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment income              (.08)          (.09)         (.09)         (.01)
 From realized gains                     (.39)          (.36)         (.25)         (.74)
                                      -------        -------       -------       -------
Total distributions                      (.47)          (.45)         (.34)         (.75)
                                      -------        -------       -------       -------
NET ASSET VALUE:
  End of year                         $  9.35        $  8.70       $  7.58       $  6.98
                                      -------        -------       -------       -------
Total investment return (1)             14.13%         21.13%        14.59%        (8.44%)
                                      -------        -------       -------       -------
Net assets at end of year
    (000s omitted)                   $122,677        $73,532       $53,982       $48,100

RATIOS (%) :
Expenses to average daily net assets     1.03           1.10          1.19          1.21
Net investment income (loss) to
  average daily net assets               0.96           0.75          1.85          0.57
Average brokerage
    commission rate (3)                   n/a            n/a           n/a           n/a
Portfolio turnover rate
  (excluding short-term securities)     37.01          55.32         88.39         77.82

--------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Effective November 1, 1996, total Fund expenses are contractually limited to 1.25% of average daily net assets. Prior to November 1, 1996, the Mid Cap Growth Fund's total expenses were contractually limited to 1.50% of average daily net assets for the first $30 million in Fund net assets and 1.00% of average daily net assets for Fund net assets exceeding $30 million. During the period ended June 30, 1997, the investment adviser voluntarily absorbed $609,840 in expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.09% and the ratio of net investment income (loss) to average daily net assets would have been (0.37%).

(3) Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate. This rate is calculated by dividing total brokerage commissions paid on purchases and sales of portfolio securities by the total number of related shares purchased and sold.

                            SIT SMALL CAP GROWTH FUND

                                                                    YEARS ENDED JUNE 30,
                                                             --------------------------------
                                                               1997        1996          1995
                                                               ----        ----          ----
NET ASSET VALUE:
  Beginning of year                                          $ 19.27      $ 13.49      $ 10.00
                                                             -------      -------      -------
OPERATIONS:
  Net investment loss                                           (.14)        (.11)        (.02)
  Net realized and unrealized gains on investments               .57         6.03         3.56
                                                             -------      -------      -------
Total from operations                                            .43         5.92         3.54
                                                             -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains                                           (.81)        (.14)        (.05)
                                                             -------      -------      -------
Total distributions                                             (.81)        (.14)        (.05)
                                                             -------      -------      -------
NET ASSET VALUE:
    End of year                                              $ 18.89      $ 19.27      $ 13.49
                                                             -------      -------      -------
Total investment return (1)                                     2.37%       44.13%       35.59%
                                                             -------      -------      -------
Net assets at end of year (000s omitted)                     $58,358      $50,846      $12,015

RATIOS (%) :
Expenses to average daily net assets                            1.50         1.50         1.50
Net income (loss) to average daily net assets                  (0.81)       (0.91)       (0.30)
Average brokerage commission rate(2)                         $0.0480          n/a          n/a
Portfolio turnover rate (excluding short-term securities)      58.39        69.92        49.39

-------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate. This rate is calculated by dividing total brokerage commissions paid on purchases and sales of portfolio securities by the total number of related shares purchased and sold.

                               SIT BALANCED FUND

                                                                    YEARS ENDED JUNE 30,            PERIOD
                                                             --------------------------------     12/31/93 TO
                                                               1997         1996         1995     6/30/94 (1)
                                                               ----         ----         ----     ----------
NET ASSET VALUE:
  Beginning of period                                        $ 12.57      $ 10.99      $  9.48      $ 10.00
                                                             -------      -------      -------      -------
OPERATIONS:
  Net investment income                                          .33          .30          .28          .13
  Net realized and unrealized gains
    (losses) on investments                                     2.42         1.57         1.50         (.59)
                                                             -------      -------      -------      -------
Total from operations                                           2.75         1.87         1.78         (.46)
                                                             -------      -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (.32)        (.29)        (.27)        (.06)
  From realized gains                                           (.07)        --           --           --
                                                                                                    -------
Total distributions                                             (.39)        (.29)        (.27)        (.06)
                                                             -------      -------      -------      -------
NET ASSET VALUE:
  End of period                                              $ 14.93      $ 12.57      $ 10.99      $  9.48
                                                             -------      -------      -------      -------
Total investment return (2)                                    22.42%       17.26%       19.16%       (4.56%)
                                                             -------      -------      -------      -------
Net assets at end of period (000s omitted)                   $ 5,103      $ 4,062      $ 2,444      $ 1,296

RATIOS (%) :
Expenses to average daily net assets                            1.00         1.00         1.00         1.00
Net investment income to average daily net assets               2.48         2.61         2.97         2.87
Average brokerage commission rate(4)                         $0.0570          n/a          n/a          n/a
Portfolio turnover rate (excluding short-term securities)      38.16       101.37        50.61        52.53

--------------

(1)  Period from December 31, 1993 (commencement of operations) to June 30,
     1994.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)  Adjusted to an annual rate.

(4) Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate. This rate is calculated by dividing total brokerage commissions paid on purchases and sales of portfolio securities by the total number of related shares purchased and sold.

                         SIT INTERNATIONAL GROWTH FUND

                                                                                YEARS ENDED JUNE 30,                       PERIOD
                                                            --------------------------------------------------------     11/1/91 TO
                                                              1997          1996        1995        1994        1993     6/30/92(1)
                                                              ----          ----        ----        ----        ----     ----------
NET ASSET VALUE:
  Beginning of period                                       $ 16.29       $ 15.71     $ 14.87     $ 11.99     $ 10.70     $ 10.00
                                                            -------       -------     -------     -------     -------     -------
OPERATIONS:
  Net investment income (loss)                                  .01           .02         .09        (.04)       (.03)        .03
  Net realized and unrealized gains
    on investments                                             2.70          1.50        1.06        3.08        1.35         .67
                                                            -------       -------     -------     -------     -------     -------
Total  from operations                                         2.71          1.52        1.15        3.04        1.32         .70
                                                            -------       -------     -------     -------     -------     -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                   (.01)         (.09)       (.04)       (.10)       (.03)       --
  From realized gains                                          (.42)         (.85)       (.27)       (.06)       --          --
                                                            -------       -------     -------     -------     -------     -------
Total distributions                                            (.43)         (.94)       (.31)       (.16)       (.03)       --
                                                            -------       -------     -------     -------     -------     -------
NET ASSET VALUE:
  End of period                                             $ 18.57       $ 16.29     $ 15.71     $ 14.87     $ 11.99     $ 10.70
                                                            -------       -------     -------     -------     -------     -------
Total investment return (2)                                   17.04%        10.21%       7.86%      25.26%      12.37%       7.00%
                                                            -------       -------     -------     -------     -------     -------
Net assets at end of period (000s omitted)                  $99,279       $88,712     $68,125     $63,699     $34,549     $24,631

RATIOS (%)
Expenses to average daily net assets                           1.50(4)       1.50        1.50        1.65        1.85        1.85
Net investment income (loss) to average daily net assets       0.05(4)       0.13        0.62       (0.16)      (0.29)       0.67
Average brokerage commission rate (5)                       $0.0060           n/a         n/a         n/a         n/a         n/a
Portfolio turnover rate (excluding short-term securities)     41.59         38.55       40.42       42.48       52.50       18.62

--------------

(1)  Period from November 1, 1991 (commencement of operations) to June 30, 1992.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)  Adjusted to an annual rate.

(4) Total Fund expenses are contractually limited to 1.85% of average daily net assets. However, during the years ended June 30, 1997,1996, 1995 and 1994 the investment adviser voluntarily absorbed $306,575, $269,556, $228,795 and $111,320, respectively, in expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.85% for the years ended June 30, 1997, 1996, 1995 and 1994, and the ratio of net investment income (loss) to average daily net assets would have been (0.30%), (.22%), 0.27% and (0.36%), respectively.

(5) Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate. This rate is calculated by dividing total brokerage commissions paid on purchases and sales of portfolio securities by the total number of related shares purchased and sold.

                       SIT DEVELOPING MARKETS GROWTH FUND

                                                                 YEARS ENDED JUNE 30,
                                                            -----------------------------
                                                              1997       1996        1995
                                                              ----       ----        ----
NET ASSET VALUE:
  Beginning of year                                         $ 10.95    $  9.41     $ 10.00
                                                            -------    -------     -------
OPERATIONS:
  Net investment income (loss)                                  .03       --          --
  Net realized and unrealized gains
    (losses) on investments                                    2.06       1.55        (.54)
                                                            -------    -------     -------
Total from operations                                          2.09       1.55        (.54)
                                                            -------    -------     -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains                                          --         (.01)       (.05)
                                                            -------    -------     -------
Total distributions                                            --         (.01)       (.05)
                                                            -------    -------     -------
NET ASSET VALUE:
  End of year                                               $ 13.04    $ 10.95     $  9.41
                                                            -------    -------     -------
Total investment return (1)                                   19.09%     16.51%      (5.44%)
                                                            -------    -------     -------
Net assets at end of year (000s omitted)                    $16,789    $ 8,646     $ 4,618

RATIOS (%) :
Expenses to average daily net assets                           2.00       2.00        2.00
Net investment income to average daily net assets              0.32       0.06        0.03
Average brokerage commission rate(2)                        $0.0040        n/a         n/a
Portfolio turnover rate (excluding short-term securities)     65.88      46.22       56.35

------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate. This rate is calculated by dividing total brokerage commissions paid on purchases and sales of portfolio securities by the total number of related shares purchased and sold.

[LOGO] PERFORMANCE

From time to time the Funds may refer to monthly, quarterly, yearly or cumulative total return and average annual total return in advertisements or other sales literature. All such figures are based on historical performance data and are not intended to be indicative of future performance. The investment return on and principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Monthly, quarterly, yearly and CUMULATIVE TOTAL RETURNS are computed by finding the rates of return over the indicated periods that would equate the initial amount invested to the ending redeemable value. AVERAGE ANNUAL TOTAL RETURN is computed by finding the average annual compounded rates of return over the indicated periods that would equate the initial amount invested to the ending redeemable value. In calculating ending redeemable value, all income and capital gains distributions are assumed to be reinvested in additional Fund shares. Because average annual returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss.

In advertising and sales literature the Funds may compare performance with that of other mutual funds, indices and other competing investment and deposit products. The composition of these indices or products differs from that of the Funds. The comparison of the Funds to an alternative investment should be made with consideration of differences in features and expected performance. The Funds may also be mentioned in newspapers, magazines, or other media from time to time. The Funds assume no responsibility for the accuracy of such data. For additional information on the types of indices, averages and periodicals that might be utilized by the Funds in advertising and sales literature, see the section "Calculation of Performance Data" in the Statement of Additional Information.

In its Annual Report for the period ended June 30, 1996, the Mid Cap Growth Fund provided a line graph to compare the growth of an investment in the Fund with the NASDAQ OTC Composite Index. The sum of $10,000 invested at the inception of the Fund (9/2/82) and held until 6/30/96 would have grown to $66,018 in such Index and $113,573 in the Fund, assuming reinvestment of all dividends and capital gains. In its Annual Report for the period ended June 30, 1997, the Fund provided the line graph using the S&P Mid Cap 400 Index for comparision rather than the NASDAQ OTC Composite Index. The sum of $10,000 invested at 9/2/82 and held until 6/30/96 and 6/30/97 would have grown to $99,995 and $123,354 respectively in the S&P Mid Cap 400 Index. The Adviser believes the S&P Mid Cap 400 Index to be a more appropriate broad-based securities market index with which to compare the Fund's performance.

The Standard & Poor's 500 Index, Standard & Poor's Mid Cap 400 Index, Russell Mid Cap Growth Index, Russell 1000 Growth Index, Russell 2000 Growth Index, Russell 2000 Index, and the Lehman Aggregate Bond Index are unmanaged lists of common stocks frequently used as general measures of market performance. The annual and cumulative changes for the indices reflect reinvestment of all distributions and changes of market prices. No adjustment has been made for a shareholder's income tax liability on dividends or capital gains and no brokerage commissions or other fees were factored into these indexes. The Lipper mutual fund indices are equally weighted indices each composed of the 30 largest mutual funds within their respective investment objective classification, adjusted for the reinvestment of capital gains distributions and income dividends. Lipper Analytical Services, Inc. is a large independent evaluator of mutual funds. The Morgan Stanley Capital International EAFE Index includes 1,084 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore/Malaysia. The Morgan Stanley Capital International Emerging Markets Free Index includes 1,003 companies representing the stock markets of 26 countries. The following tables illustrate each Fund's average annual total returns, cumulative total returns and annual total returns for the periods shown.


          Average Annual Total Returns and Cumulative Total Returns                       Annual Total Returns
------------------------------------------------------------------------------   -------------------------------------
                  LARGE CAP          Russell 1000              S & P 500
                 GROWTH FUND         Growth Index                Index                     LARGE     Russell
             ------------------  --------------------    ---------------------      Year    CAP        1000      S & P
Period in    Average             Average                 Average                   Ended   GROWTH     Growth      500
  Years      Annual  Cumulative  Annual    Cumulative    Annual     Cumulative   June 30,   FUND      Index      Index
---------    ------  ----------  -------   ----------    -------    ----------   --------  ------    -------     -----
14.8 years*  + 16.0%  + 807.9%   + 17.5%     + 995.9%     + 18.3%    + 1106.1%     1983    + 50.7%    + 68.0%    + 45.2%
14 years     + 13.7   + 502.6    + 15.1      + 615.9      + 16.3     +  730.7      1984    - 14.5     - 14.7     -  4.7
13 years     + 16.2   + 604.9    + 17.8      + 739.0      + 18.1     +  771.7      1985    + 28.9     + 27.6     + 30.8
12 years     + 15.2   + 447.0    + 17.0      + 557.3      + 17.1     +  566.6      1986    + 35.8     + 41.9     + 35.7
11 years     + 13.5   + 302.8    + 15.0      + 363.3      + 15.6     +  391.2      1987    + 18.4     + 18.8     + 25.1
10 years     + 13.0   + 240.2    + 14.6      + 289.8      + 14.7     +  292.6      1988    -  6.5     - 11.2     -  6.9
 9 years     + 15.4   + 263.6    + 17.9      + 339.0      + 17.3     +  321.6      1989    + 15.3     + 20.6     + 20.5
 8 years     + 15.4   + 215.4    + 17.5      + 264.1      + 17.0     +  249.9      1990    + 17.1     + 22.5     + 16.5
 7 years     + 15.2   + 169.2    + 16.8      + 197.4      + 17.0     +  200.4      1991    +  3.1     +  9.8     + 7.4
 6 years     + 17.4   + 161.1    + 18.1      + 170.7      + 18.7     +  179.6      1992    + 15.2     + 13.6     + 13.4
 5 years     + 17.8   + 126.6    + 19.0      + 138.2      + 19.8     +  146.5      1993    +  9.5     +  9.0     + 13.6
 4 years     + 19.9   + 106.9    + 21.6      + 118.5      + 21.4     +  117.0      1994    -  0.6     -  0.3     +  1.4
 3 years     + 27.7   + 108.1    + 29.9      + 119.1      + 28.9     +  113.9      1995    + 26.3     + 30.5     + 26.1
 2 years     + 28.4   +  64.8    + 29.6      +  67.9      + 30.3     +   69.7      1996    + 24.5     + 27.8     + 26.0
 1  year     + 32.4   +  32.4    + 31.3      +  31.3      + 34.7     +   34.7      1997    + 32.4     + 31.3     + 34.7
             * Since Inception on 9/2/82


                   MID CAP          Russell Mid Cap           S & P Mid Cap
                 GROWTH FUND         Growth Index               400 Index                             Russell     S & P
             -------------------  -------------------     --------------------      Year   MID CAP    Mid Cap    Mid Cap
Period in    Average              Average                 Average                  Ended   GROWTH     Growth       400
  Years      Annual   Cumulative  Annual   Cumulative     Annual    Cumulative   June 30,   FUND       Index      Index
  -----      -------  ----------  ------   ----------     -------   ----------   --------  -------    -------    -------

14.8 years*  + 19.1%  + 1231.4%     n/a%         n/a%     + 18.5%    + 1133.5%     1983    +107.4%       n/a%    + 70.2%
14 years     + 14.2   +  541.9      n/a          n/a      + 15.7     +  673.9      1984    - 15.5        n/a     -  9.7
13 years     + 16.9   +  659.9      n/a          n/a      + 18.0     +  757.4      1985    + 26.9        n/a     + 33.7
12 years     + 16.1   +  498.8      n/a          n/a      + 16.8     +  541.3      1986    + 42.6        n/a     + 36.9
11 years     + 13.9   +  319.9   + 13.5      + 301.3      + 15.1     +  368.4      1987    + 17.4     + 16.0     + 13.3
10 years     + 13.6   +  257.6   + 13.2      + 246.0      + 15.3     +  313.5      1988    -  8.4     -  5.3     -  2.6
 9 years     + 16.3   +  290.6   + 15.5      + 265.3      + 17.4     +  324.4      1989    + 14.6     + 13.0     + 22.1
 8 years     + 16.6   +  240.8   + 15.8      + 223.2      + 16.9     +  247.5      1990    + 21.1     + 18.0     + 15.4
 7 years     + 15.9   +  181.4   + 15.5      + 174.0      + 17.1     +  201.0      1991    + 14.1     +  9.7     + 12.8
 6 years     + 16.2   +  146.6   + 16.5      + 149.7      + 17.8     +  166.7      1992    + 13.3     + 12.2     + 18.6
 5 years     + 16.8   +  117.5   + 17.4      + 122.6      + 17.6     +  125.0      1993    + 13.9     + 18.7     + 22.7
 4 years     + 17.6   +   91.0   + 17.0      +  87.6      + 16.4     +   83.4      1994    -  4.6     +  2.1     -  0.1
 3 years     + 26.1   +  100.3   + 22.5      +  83.7      + 22.4     +   83.5      1995    + 28.4     + 26.4     + 22.3
 2 years     + 24.9   +   55.9   + 20.6      +  45.3      + 22.5     +   50.0      1996    + 33.0     + 23.6     + 21.6
 1  year     + 17.2   +   17.2   + 17.6      +  17.6      + 23.4     +   23.4      1997    + 17.2     + 17.6     + 23.4
             * Since Inception on 9/2/82


                  SMALL CAP          Russell 2000            Russell 2000
                 GROWTH FUND            Index                Growth Index                  SMALL                 Russell
             ------------------  --------------------     -------------------      Year     CAP       Russell      2000
Period in    Average             Average                  Average                 Ended    GROWTH      2000       Growth
  Years      Annual  Cumulative  Annual    Cumulative     Annual   Cumulative   June 30,    FUND       Index      Index
  -----      ------- ----------  -------   ----------     -------  ----------   --------   ------     -------    -------

3 years*     + 26.0%  + 100.1%   + 19.9%     + 72.5%      + 18.5%    + 66.5%       1995    + 35.6%    + 19.7%    + 25.8%
2 years      + 21.5   +  47.6    + 20.1      + 44.1       + 15.0     + 32.3        1996    + 44.1     + 23.9     + 26.5
1 year       +  2.4   +   2.4    + 16.3      + 16.3       +  4.6     +  4.6        1997    +  2.4     + 16.3     +  4.6
             * Since Inception on 7/1/94


          Average Annual Total Returns and Cumulative Total Returns                       Annual Total Returns
------------------------------------------------------------------------------  ---------------------------------------
                  BALANCED         Lehman Aggregate             S&P 500
                    FUND              Bond Index                 Index                               Lehman
             ------------------  --------------------     --------------------     Year             Aggregate     S & P
Period in    Average             Average                  Average                 Ended   BALANCED    Bond         500
  Years      Annual  Cumulative  Annual    Cumulative     Annual    Cumulative  June 30,    FUND      Index       Index
---------    ------- ----------  -------   ----------     -------   ----------  --------  --------  ---------     -----
3.5 years*   + 15.0%  + 63.2%    + 6.1%      + 22.9%      + 23.1%    + 106.7%      1994    -  4.6%    -  3.9%    -  3.4%
  3  years   + 19.6   + 71.2     + 8.5       + 27.8       + 28.9     + 113.9       1995    + 19.2     + 12.5     + 26.1
  2  years   + 19.8   + 43.6     + 6.6       + 13.6       + 30.3     +  69.7       1996    + 17.3     +  5.0     + 26.0
  1  year    + 22.4   + 22.4     + 8.2       +  8.2       + 34.7     +  34.7       1997    + 22.4     +  8.2     + 34.7
             * Since Inception of 12/31/93


                INTERNATIONAL    Lipper International         MSCI EAFE
                 GROWTH FUND          Fund Index                Index                                 Lipper
             ------------------  --------------------     -------------------      Year    INT'L       Int'l      MSCI
Period in    Average             Average                  Average                 Ended    GROWTH      Fund       EAFE
  Years      Annual  Cumulative  Annual    Cumulative     Annual   Cumulative   June 30,    FUND       Index      Index
---------    ------- ----------  -------   ----------     -------  ----------   --------   ------     -------     -----

5.7 years*   + 14.0%  +109.6%    + 12.5%     + 94.9%      +  9.2%    + 65.0%       1992    +  7.0%    +  4.3%    -  9.8%
  5 years    + 14.4   + 95.8     + 13.3      + 86.8       + 12.8     + 82.9        1993    + 12.4     +  7.9     + 20.3
  4 years    + 14.9   + 74.3     + 14.7      + 73.1       + 11.0     + 52.0        1994    + 25.3     + 21.3     + 17.0
  3 years    + 11.6   + 39.1     + 12.6      + 42.7       +  9.1     + 29.9        1995    +  7.9     +  1.9     +  1.7
  2 years    + 13.6   + 29.0     + 18.3      + 40.0       + 13.1     + 27.8        1996    + 10.2     + 16.7     + 13.3
  1 year     + 17.0   + 17.0     + 20.0      + 20.0       + 12.8     + 12.8        1997    + 17.0     + 20.0     + 12.8
             * Since Inception of 11/1/91


                                        Lipper                    MSCI
             DEVELOPING MARKETS     Emerging Market         Emerging Markets                          Lipper      MSCI
                 GROWTH FUND          Fund Index               Free Index                DEVELOPING  Emerging   Emerging
             ------------------  --------------------     -------------------      Year    MARKETS    Market    Markets
Period in    Average             Average                  Average                 Ended    GROWTH      Fund       Free
  Years      Annual  Cumulative  Annual    Cumulative     Annual   Cumulative   June 30,    FUND      Index      Index
---------    ------- ----------  -------   ----------     -------  ----------   -------- ----------  --------   --------

3 years*     +  9.5%  + 31.2%    +  8.0%     + 26.0%      +  5.0%    + 15.6%       1995    -  5.4%    -  1.7%    -  1.6%
2  years     + 17.8   + 38.8     + 13.2      + 28.1       +  8.4     + 17.6        1996    + 16.5     + 10.4     +  6.3
1 year       + 19.1   + 19.1     + 16.1      + 16.1       + 10.6     + 10.6        1997    + 19.1     + 16.1     + 10.6
             * Since Inception of 7/1/94


In addition to the investment performance information discussed above, the Balanced Fund also may quote a YIELD. A Fund's yield illustrates the rate of income the Fund earns on its investments as a percentage of the Fund's share price.

For additional information regarding the calculation of such total return figures see "Calculation of Performance Data" in the Statement of Additional Information. Additional performance information regarding each Fund is included in the Funds' combined annual report, which will be mailed to shareholders without charge upon request.

[LOGO] INVESTMENT
       OBJECTIVES & POLICIES
--------------------------------------------------------------------------------

The investment objective of each Fund is set forth on page 1 of this Prospectus. The investment objective of each Fund is "fundamental," which means that it may not be changed unless approved by a vote of the "majority" of the shareholders of such Fund (as defined in the 1940 Act). There can be no assurance that the investment objective of any of the Funds will be achieved.

In seeking their investment objectives, the Funds will be subject to the following policies and limitations. Except as indicated, these policies are not fundamental and may be changed by the Boards of Directors without shareholder approval.


[LOGO] LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

The Fund invests primarily in common stocks of medium to large growth companies with a capitalization of over $5 billion at the time of purchase. Under normal conditions, at least 65% of the Fund's total assets will be invested in such securities. The Fund may also purchase preferred stocks, warrants and securities convertible into stocks.

Most of the Fund's investments are in common stocks or securities convertible into common stocks. The Fund invests in "blue chip" common stocks issued by companies with records of stable profit growth and dividend payments.

The Fund may invest up to 20% of its assets in foreign corporate equity securities or debt securities of foreign governments. All foreign equity securities are limited to American Depository Receipts (ADRs), which are traded in U.S. dollars, or in stocks listed on U.S. exchanges including NASDAQ or on the Toronto Stock Exchange. Debt securities may include securities of the governments of Canada, Japan and members of the European Economic Community. All trades involving foreign debt securities will be transacted through U.S. based brokerage firms or commercial banks. Canadian investments will be made through the Toronto Stock Exchange member firms in U.S. dollars. Foreign investments are subject to certain unique risks, as discussed under "Risks of International Investing" below.

[LOGO] MID CAP GROWTH FUND
--------------------------------------------------------------------------------

The Fund invests primarily in common stocks of medium and small growth companies with a capitalization of $500 million to $5 billion at the time of purchase. Under normal conditions, at least 65% of the Fund's total assets will be invested in such securities. The Fund may also purchase securities convertible into common stocks, preferred stocks and warrants. The Fund may invest in securities not listed on a national securities exchange but, generally such securities will have an established over-the-counter market.

The Fund invests in a diversified group of growing medium to small companies. The Fund also invests in medium-size companies which offer improved growth possibilities because of rejuvenated management, changes in product or some other development that might stimulate earnings growth. To qualify for investment by the Fund, a company should be expected to possess the prospect for outstanding earnings growth over the long-term.

Most of the Fund's investments are in common stocks or securities convertible into common stocks. Many of these securities may be speculative and may involve substantial risk. Since the Fund may invest in medium to small growth companies, investors should realize that the very nature of investing in these companies involves greater risk than is customarily associated with more established companies. The securities of medium to small companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general.

The Fund may invest up to 20% of its net assets in foreign corporate equity securities. All foreign equity securities are limited to American Depository Receipts (ADRs), which are traded in U.S. dollars, or in stocks listed on U.S. exchanges including NASDAQ or on the Toronto Stock Exchange. Foreign investments are subject to certain unique risks, such as fluctuations in the value of the currencies, potential adverse political and economic developments. For additional information see

"Risks of International Investing" below.

[LOGO] SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

The Fund invests primarily in common stocks of small companies with a capitalization of under $500 million at the time of purchase. Under normal conditions, at least 65% of the Fund's total assets will be invested in such securities. In addition, the Fund may purchase securities convertible into common stocks, preferred stocks and warrants. The Fund may invest in securities not listed on a national securities exchange but generally such securities will have an established over-the-counter market.

Most of the Fund's investments are in common stocks or securities convertible into common stocks. Many of these securities may be speculative and may involve substantial risk. Since the Fund may invest in small, emerging growth companies before they become well-recognized, investors should realize that the very nature of investing in smaller companies involves greater risk than is customarily associated with more established companies. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one-person management. The securities of smaller companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general.

The Fund may invest up to 20% of its net assets in foreign corporate equity securities. All foreign equity securities are limited to American Depository Receipts (ADRs), which are traded in U.S. dollars, or in stocks listed on U.S. exchanges including NASDAQ or on the Toronto Stock Exchange. Foreign investments are subject to certain unique risks, such as fluctuations in the value of the currencies, potential adverse political and economic developments. For additional information, see "Risks of International Investing" below.

[LOGO] BALANCED FUND
--------------------------------------------------------------------------------

The Fund's equity investments consist of securities which the Adviser believes have an outstanding outlook for long-term growth of principal. The Fund balances its growth objective by investing in income-producing debt securities and/or common stocks selected primarily for their dividend payment potential. In order to maximize total return, the Fund's allocation of assets will vary over time.

Under normal conditions, between 40% and 60% of the Fund's assets will be invested in equity securities and between 40% and 60% in fixed-income securities. At all times at least 25% of the fixed-income securities will be invested in fixed-income senior securities.

WITH RESPECT TO THE EQUITY PORTION OF THE FUND'S PORTFOLIO, the Fund may purchase common stocks, securities convertible into common stocks, preferred stocks and warrants. The Fund may invest in securities not listed on a national securities exchange, but generally such securities will have an established over-the-counter market. The Fund invests in companies which offer growth potential. To qualify for investment by the Fund, a company should be expected to demonstrate long-term reasonable annual earnings growth. No assurance can be given that expectations will be met.

The Fund may invest up to 20% of its net assets in foreign corporate equity securities. All foreign equity securities are limited to American Depository Receipts (ADRs), which are traded in U.S. dollars, or in stocks listed on U.S. exchanges including NASDAQ or on the Toronto Stock Exchange. Foreign investments are subject to certain unique risks, including foreign currency risks as discussed under "Risks of International Investing" below.

WITH RESPECT TO THE FIXED-INCOME PORTION OF THE FUND'S PORTFOLIO, the Fund may purchase fixed-income securities which may include obligations of the United States government, its agencies and instrumentalities; corporate debt securities; corporate commercial paper; mortgage and other asset-backed securities; municipal securities; variable and floating rate debt securities; bank certificates of deposit, fixed time deposits and bankers acceptances; repurchase agreements; obligations of foreign governments or their subdivisions, agencies and instrumentalities, or of international agencies or supernational entities; and foreign currency exchange-related securities, including foreign currency warrants.

The Fund may invest in securities issued by foreign entities and denominated in U.S. dollars or foreign currencies. See "Ratings of Debt Securities" section below.

The Fund primarily invests in fixed-income securities with maturities of 2 to 30 years. Maturity is usually an accurate indication of the outstanding term, however, mortgage pass-through securities which receive regular principal payments have an average life less than the maturity. The average life of mortgage pass-through investments will typically vary from 1 to 18 years. The average maturity of the portfolio will generally vary between 3 and 30 years.

The Fund may invest up to 25% of the fixed-income portion of the Fund's portfolio in debt securities that are rated below investment grade, i.e., rated below Baa by Moody's Investors Services ("Moody's) or BBB by Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps Credit Rating Co. ("Duff & Phelps") or comparable unrated securities. The Fund will not invest in securities rated below B-3 by Moody's or B- by S&P, Fitch, and Duff & Phelps, at the time of investment. The Fund will strive to maintain an overall dollar-weighted quality average for the fixed-income portion of the Fund's portfolio of at least A as rated by Moody's or S&P. See section on "Ratings of Debt Securities" below and also the Appendix A of the Statement of Additional Information.

The Fund may purchase short-term debt instruments maturing in 12 months or less which may include commercial paper, bank obligations, short-term obligations of the U.S. or Canadian governments, their agencies or instrumentalities, repurchase agreements and other similar short-term instruments. The Fund will invest in short-term securities rated at the time of purchase within the highest rating category by a major rating service or if unrated, are of comparable quality as determined by the Adviser. See "Ratings of Debt Securities" section below.

U.S. GOVERNMENT SECURITIES. The Fund may invest in securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities whether or not backed by the "full faith and credit" pledge of the U.S. government. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of such securities nor do they extend to the value of the Fund's shares. U.S. Treasury securities are bonds, notes and bills which are issued by the U.S. government and which differ in their interest rates, maturities and dates of issuance. The Fund may invest in U.S. Treasury inflation-protection securities. The value of such inflation-protection securities is adjusted for inflation and periodic interest payments are in amounts equal to a fixed percentage of the inflation adjusted value of the principal. See the Statement of Additional Information for further information.

Other instrumentalities of the U.S. government which issue or guarantee securities which the Fund may purchase include, for example, the Federal Farm Credit Bank System, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Associataion, the Federal Home Loan Banks System, and the Student Loan Marketing Association. The U.S. Treasury is not obligated by law to provide support to all U.S. government instrumentalities and agencies, and the Fund will invest in securities which are not backed by the full faith and credit of the U.S. Treasury issued by such instrumentalities and agencies only when the Fund's Adviser determines that the credit risk with respect to the instrumentality or agency issuing such securities does not make its securities unsuitable investments for the Fund.

MORTGAGE AND OTHER ASSET-BACKED SECURITIES. The Fund may invest in mortgage pass-through securities which are sold by various private, governmental and government-related organizations. Pass-through securities are formed when mortgages are pooled together and undivided interests in the pool are sold to investors such as the Fund. The cash flow from the underlying mortgages is "passed through" to the holders of the securities in the form of periodic (generally monthly) payments of interest, principal and prepayments. Prepayments occur when the holder of an individual mortgage prepays the remaining principal and interest before the final scheduled payment month. Therefore, the Fund may be subject to a higher rate of prepayments during periods of declining interest rates when mortgages may be more frequently prepaid.

Mortgage pass-through securities include (1) obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury such as Government National Mortgage Association ("GNMA") pass-through certificates; (2) obligations which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank, the Federal Home Loan Banks and the United States Postal Service; and (3) obligations which have the principal and interest payments guaranteed by the government agency or instrumentality itself (but are not backed by the full faith and credit of the U.S. government), such as securities of the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), and
(4) obligations of private corporations. See Statement of Additional Information for further information.

In addition to mortgage-backed securities, the Fund may invest in other types of asset-backed securities which represent other forms of consumer credit such as automobile and credit card receivables or home equity loans. Asset-backed securities are generally privately issued and, similar to mortgage-backed securities, pass through cash flows to investors.

CORPORATE DEBT SECURITIES. The Fund may invest in corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth by the Fund, or, if unrated, are in the Adviser's opinion of comparable quality to corporate debt securities in which the Fund may invest.

FOREIGN CORPORATE DEBT SECURITIES. The Fund may invest up to 20% of its assets in debt securities of foreign governments or foreign corporate debt securities denominated in foreign currencies which are rated at least A by Moody's, S&P, Fitch or Duff & Phelps or, if unrated, are in the Adviser's opinion of comparable quality. All trades involving foreign debt securities will be transacted through U.S. based brokerage firms or commercial banks. Foreign investments are subject to certain unique risks, as discussed under Investment Objectives and Policies - "Risks of International Investing" below.

FOREIGN CURRENCIES AND CURRENCY EXCHANGE TRANSACTIONS. The Fund may engage in foreign currency exchange transactions by means of buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign securities. Foreign currency exchange transactions will be limited to the total value of securities denominated in foreign currencies.

CORPORATE COMMERCIAL PAPER. The commercial paper purchased by the Fund will consist only of direct obligations which, at the time of purchase, are (a) rated P-1 by Moody's or A-1 or A-1+ by S&P, or (b) if not rated, issued by companies having an outstanding unsecured debt issue which at the time of purchase is rated A or higher by Moody's or A or higher by S&P.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). The Fund may invest in CMOs. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. Since CMOs derive their return from underlying mortgages, they are commonly referred to as derivative securities. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the earlier classes have been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Balanced Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests. For a discussion of prepayment risks, see "Mortgage and Other Asset-Backed Securities" section above.

VARIABLE RATE NOTES. The Fund may purchase floating and variable rate notes. The interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate on which the interest rate on the obligation is based (floating rate). These notes normally have a demand feature which permit the holder to demand payment of principal plus accrued interest upon a specified number of days' notice. The issuer of floating and variable rate demand notes normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days' notice to the noteholders.

FUTURES AND OPTIONS. The Fund may invest up to 10% of its assets in certain derivative instruments, including futures, options, options on futures and enter into swap agreements for hedging purposes or as part of its investment strategy. Use of these instruments may involve certain costs and risks, including the risk that the Fund may not be able to close out a futures or option position when it might be most advantageous to do so, and the risk of an imperfect correlation between the value of the security being hedged and the value of the particular derivative instrument. Since such instruments derive their return from underlying securities, they are commonly referred to as derivative securities.

FUTURES CONTRACTS. A futures contract is an agreement to purchase or deliver a debt security in the future for a specified price on a certain date. The Fund may buy or sell interest rate futures contracts, options on interest rate futures contracts and options on debt securities for the purpose of hedging against changes in the value of securities which the Fund owns or anticipates purchasing due to anticipated changes in interest rates. See the Statement of Additional Information for further information.

OPTIONS - PUTS AND CALLS. The Fund may buy and sell options on debt securities for the purpose of hedging against changes in the value of securities which the Fund owns or anticipates purchasing due to changes in interest rates. A put option gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price during the term of the option. A call option gives the purchaser of the option, in return for a premium, the right to buy the security underling the option at a specified exercise price at any time during the term of the option. While the Fund does not anticipate utilizing puts and calls on a regular basis, the Fund may from time to time write exchange-traded call options on debt securities, for which they will receive a purchase premium from the buyer, and may purchase and sell exchange-traded call and put options on debt securities written by others or combinations thereof. The Fund will not write put options. The aggregate cost of all outstanding options purchased and held by the Fund will at no time exceed 5% of the Fund's net assets.

SWAP AGREEMENTS. Swap agreements are two party contracts entered into primarily by institutional investors in which two parties agree to exchange the returns (or differential rates of return) earned or realized on particular predetermined investments or instruments. The Fund may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Fund than if the Fund had invested directly in an instrument that provided that desired return. The Fund bears the rsk of default by its swap counterpart and may not be able to terminate its obligations under the agreement when it is most advantageous to do so. In addition, certain tax aspects of swap agreements are not entirely clear and their use, therefore, may be limited by the requirements relating to the qualification of a Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

ZERO COUPON SECURITIES. The Fund is permitted to invest in zero coupon securities. Such securities are debt obligations which do not entitle the holder to periodic interest payments prior to maturity and are issued and traded at a discount from their face amounts. The discount varies depending on the time remaining until maturity, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches. Zero coupon securities can be sold prior to their due date in the secondary market at the then-prevailing market value which depends primarily on the time remaining to maturity, prevailing levels of interest rates and the perceived credit quality of the issuer. The market prices of zero coupon securities are more vola-tile than the market prices of securities of comparable quality and similar maturity that pay interest periodically and may respond to a greater degree to fluctuations in interest rates than do such non-zero coupon securities

[LOGO] INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

The Fund invests primarily in international equity securities of issuers domiciled outside the United States. International equity securities in which the Fund may invest include common and preferred stock, rights and warrants to purchase equity securities, and debt securities convetible into common stock. In normal conditions, at least 90% of the Fund's total assets will be invested in international equity securities.

The Fund may invest up to 5% of its total assets in rights or warrants to purchase equity securities. In addition to investing directly in equity securities, the Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"), and Global Depository Receipts ("GDRs"). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. Unsponsored ADRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the U.S. While readily exchangeable with stock in local markets, unsponsored ADRs may be less liquid than sponsored ADRs. Additionally, there generally is less publicly available information with respect to unsponsored ADRs. EDRs are typically issued in bearer form and are designed for use in the European securities markets.

The Fund may invest up to 50% of its total assets in equity securities of smaller to medium sized emerging growth companies in both developed and developing markets. For the developed markets, such investments include equity securities with market capitalizations of over $100 million but less than $2 billion. However, market capitalizations of smaller to medium sized company equity securities in developing markets are significantly smaller and currently range between $25 million and $100 million.

Emerging growth companies are small- and medium-sized companies that the Adviser or Sub-Adviser believes have a potential for earnings growth over time that is above the growth rate of more established companies or are early in their life cycles and have the potential to become major enterprises. With respect to the International Growth Fund, international developing markets are countries categorized as developing markets by the International Finance Corporation, the World Bank's private sector division. Such countries currently include but are not limited to Malaysia, Thailand, Indonesia, the Philippines, South Korea, Taiwan and certain Latin American countries. Such markets tend to be in the less economically developed regions of the world. The general characteristics of developing market countries are discussed above in "Developing Markets" section.

For liquidity purposes, the Fund may also invest up to 10% of its assets in U.S. dollar denominated or foreign currency denominated cash or in high quality debt securities with remaining maturities of one year or less. Such securities include commercial paper, certificates of deposit, bankers acceptances and securities issued by the U.S. or a foreign government, their agencies or instrumentalities. All debt securities in which the Fund invests (other than securities issued or guaranteed by the U.S. or a foreign government, its agencies or instrumentalities) must be rated Aa or Prime or better by Moody's or AA or A-1 or better by S&P, or AAA or F-1+ by Fitch, or AAA or Duff1+ by Duff & Phelps, or be of comparable quality as determined by the Adviser or Sub-Adviser.

Emphasis is placed on identifying securities of companies believed to be undervalued in the marketplace in relation to factors such as the company's revenues, earnings, assets and long-term competitive positions which over time will enhance the equity value of the company. The Fund will not concentrate its investments in companies of a particular asset size or in a particular industry, but instead will select its investments based on the characteristics of the particular markets and economies of the countries in which it invests as well as the fundamentals of the underlying securities.

In selecting portfolio investments, the Adviser or Sub-Adviser will consider: a company's growth prospects, including the potential for superior appreciation due to growth in earnings, relative valuation of its securities, and any risk associated with such investment; the industry in which the company operates, with a view to identification of international developments within industries, international investment trends, and social, economic or political movements affecting a particular industry; the country in which the company is based, as well as historical and anticipated foreign currency exchange rate fluctuations; and the feasibility of gaining access to the securities market in a country and of implementing the necessary custodial arrangements. The investment program of the Fund has been developed in the belief that research-based investment in a portfolio of equity securities of companies in a number of foreign countries will give shareholders an opportunity to participate on an international basis in the growing foreign securities markets.

Investment will be made in those countries where the Adviser or Sub-Adviser believes that economic and political factors, including currency movements, are likely to produce above average investment returns. There is no limitation on the percentage of the Fund's assets that may be invested at any one time in securities of companies in one or more countries, except insofar as the Fund is limited in its ability to invest in other investment companies. However, except during times that the Fund is in a temporary defensive posture, the Fund will invest at least 90% of its total assets in the securities of issuers domiciled in at least three different non-U.S.
countries.

The Fund's management anticipates that, from time to time, the Fund may have more than 25% of its assets invested in securities of companies and concerns domiciled in the countries of Japan, the United Kingdom and/or Germany. These are among the leading industrial economies outside the United States and the values of their stock markets account for a significant portion of the value of international markets. A discussion of the economies of such countries is set forth below.

JAPAN. Japan is organized politically as a democratic, parliamentary republic and has a population of approximately 125 million people. The Japanese economy is heavily industrial and export oriented. Although Japan is dependent upon foreign economies for raw materials, Japan's balance of payments in recent years has been strong and positive.

Japan has eight stock exchanges located throughout the country, but over 80% of all trading is conducted on the Tokyo Stock Exchange. As of June 30, 1997, the Japanese market had a market capitalization of approximately $2.1 trillion.

Prices of stocks listed on the Japanese stock exchange are quoted continuously during regular business hours. Trading commissions are at fixed scale rates which vary by the type and the value of the transaction, but can be negotiable for large transactions.

Securities in Japan are denominated and quoted in "yen." Yen are fully convertible and transferable based on floating exchange rates into all currencies, without administrative or legal restrictions, for both nonresidents and residents of Japan.

UNITED KINGDOM OF GREAT BRITAIN AND NORTHERN IRELAND. The United Kingdom of Great Britain and Northern Ireland ("U.K.") is a constitutional monarchy and consists of England, Scotland, Wales and Northern Ireland. The population of the U.K. is approximately 58 million people. Industry in the U.K. is predominantly owned in the private sector.

The U.K. has a centralized screen-based trading system located in London, with separate operating facilities located in Belfast, Birmingham, Bristol, Dublin, Glasgow, Liverpool and Manchester. Stock exchange commission rates are negotiable and stock exchange membership is available to limited companies and to non-residents of the U.K. The Financial Services Act (the "FSA") created a regulatory body known as the Securities and Investments Board (the "SIB"), which has the power to delegate certain of its functions to various "self regulatory organizations", of which the London Stock Exchange is one. Under the FSA structure, the London Stock Exchange is largely self regulating.

Stock prices are continuously quoted during business hours of the London Stock Exchange. Trading Commissions in the U.K. are negotiable. As of June 30, 1997, the market value of the stock market in the U.K. exceeded $1.2 trillion.

Securities in the U.K. are denominated and quoted in "pounds sterling." Pounds sterling are fully convertible and transferable based on floating exchange rates into all currencies, without administrative or legal restrictions, for both nonresidents and residents of the U.K.

THE FEDERAL REPUBLIC OF GERMANY. The Federal Republic of Germany ("Germany") is a federated republic with a population of approximately 81 million people and a democratic parliamentary form of government. The German economy is organized primarily on the basis of private sector ownership, with the state exerting major influence through ownership only in certain sectors, including transportation, communication and energy. Unification of the Federal Republic of Germany with the formerly communist controlled German Democratic Republic took place in 1990.

Industrial activity makes the largest contribution to the German gross national product. Although only 5% of German businesses are large scale enterprises, such large scale businesses account for over half of industrial production and employ over half the industrial labor force. Trading volume, therefore, tends to concentrate on relatively few companies with both large capitalizations and broad stock ownership. Historically the German economy has been strongly export oriented. Privatization of formerly state owned enterprise in what was once East Germany is in progress, but will make little difference to the predominance of large scale businesses in overall industrial activity.

German equity securities trade predominantly on the country's eight independent local stock exchanges, and the Frankfurt exchange accounts for 70% of turnover. Subject to the provisions of pertinent securities law, mainly the Stock Exchange Law of 1896, as amended, the council, management and other executive organs of the stock exchanges constitute self administering and self regulatory bodies. The "Working Group of German Stock Exchanges" headquartered in Frankfurt, of which all eight stock exchanges are members, addresses all policy and administrative questions of national and international character.

Prices for active stocks, including those for larger companies, are quoted continuously during stock exchange hours. Less actively traded stocks are quoted only once a day. Equity shares are normally fully paid and nonassessable. As of June 30, 1997, the market value of the Frankfurt (German) market was approximately $545 billion.

Orders for stocks executed for large customers on the stock exchanges are negotiable. A federal stock exchange turnover tax, ranging up to 0.25%, is levied on all securities transactions other than those between banks acting as principal. Nonresidents such as the Fund are charged half these rates.

German equity securities are denominated in "Deutchemarks." Deutchemarks are fully convertible and transferable into all currencies, without administrative or legal restrictions, for both nonresidents and residents of Germany. Since 1974, the Deutchemark has traded on a floating exchange rate basis against all currencies.

[LOGO] DEVELOPING MARKETS GROWTH FUND
--------------------------------------------------------------------------------

The Fund invests primarily in equity securities of companies deemed to be domiciled or otherwise operating in a developing market. Equity securities include common and preferred stock, rights and warrants to purchase equity securities, and debt securities convertible into common stock. While the Adviser intends to invest substantially all of the Fund's assets in developing market equity securities, to the extent that the Fund's assets are not invested in developing market equity securities, the remaining assets may be invested in 1) debt securities of government or corporate issuers in developing markets; 2) equity and debt securities of issuers in developed countries, or 3) cash and money market instruments. In normal conditions, at least 65% of the Fund's total assets will be invested in developing market equity securities.

The Fund may invest up to 5% of the Fund's assets in rights or warrants to purchase equity securities. In addition to investing directly in equity securities, the Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), and Global Depository Receipts ("GDRs"). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the

U.S. securities markets, which represent and may be converted into the underlying foreign security. Unsponsored ADRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the U.S. While readily exchangeable with stock in local markets, unsponsored ADRs may be less liquid than sponsored ADRs. EDRs are typically issued in bearer form and are designed for use in European securities markets.

The Fund also may invest in certain debt securities issued by the governments of developing market countries that are or may be eligible for conversion into investments in developing market companies under debt conversion programs sponsored by such governments. To the extent such debt securities are convertible to equity securities, they are considered by the Fund to be equity derivative securities. Debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits and bankers' acceptances) may offer opportunities for long-term capital appreciation. The Fund will only invest in debt securities rated at least C by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") at the time of purchase or, if unrated, of comparable quality as determined by the Adviser or Sub-Adviser. The Fund will not invest more than 5% of its total assets in debt securities rated Baa or lower by Moody's or BBB or lower by S&P at the time of purchase or, if unrated, of comparable quality as determined by the Adviser or Sub-Adviser. Debt securities rated Baa or BBB may have some speculative elements. Debt securities rated C are regarded as having predominantly speculative characteristics. As of June 30, 1997, none of the Fund's assets were invested in securities rated below Baa. Subject to the above limitations, it is likely that a portion of the debt securities in which the Fund will invest may be unrated. Subsequent to their purchase, particular securities or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but the Adviser or Sub-Adviser will consider such an event in its determination of whether the Fund should continue to hold the security. See Ratings of Bond Securities in the Statement of Additional Information.

DEVELOPING MARKETS. For purposes of its investment policy, the Fund defines "developing markets" as those countries determined by the Adviser or Sub-Adviser to demonstrate developing or emerging markets or economies. Such countries will generally be defined as "emerging stock markets" by the International Finance Corporation, demonstrate low- to middle-income economies according to the International Bank for Reconstruction and Development (the World Bank), or be listed in World Bank publications as developing. Countries currently not considered by the World Bank as having "developing markets" presently include:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund will not seek to diversify investments among geographic regions or levels of economic development in any particular country.

Developing markets tend to be in less economically developed regions of the world. General characteristics of developing market countries also include lower degrees of political stability, a high demand for capital investment, a high dependence on export markets for their major industries, a need to develop basic economic infrastructures, and rapid economic growth. The Adviser or Sub-Adviser believes that investments in equity securities of developing growth companies and in international developing markets offer the opportunity for significant long-term investment returns. However, these investments involve certain risks. See section on "Risks of the Developing Markets Growth Fund" below.

The Adviser and Sub-Adviser consider a company domiciled or otherwise operating in a developing market to be: (i) a company whose securities are principally traded in the capital market of a developing market country, (ii) a company which derives at least 50% of its gross revenues from goods produced or services rendered in a developing market country, regardless of where the principal trading market for such a company's securities is located, or (iii) a company organized under the laws of or conducting principal operations in a developing market country.

SELECTION OF INVESTMENTS. Emphasis is placed on iden-tifying securities of companies believed to be undervalued in the marketplace in relation to certain factors such as a company's revenues, earnings, assets and long-term competitive positions which over time will enhance the equity value of the company. The Fund will not concentrate its investments in companies of a particular asset size or in a particular industry, but instead will select its investments based on the characteristics of the particular developing markets and economies of the countries in which it invests as well as the fundamentals of the underlying securities. The Fund also will not necessarily seek to diversify investments among geographic regions or levels of economic development in any particular country.

In selecting portfolio investments, the Adviser or Sub-Adviser will consider:
(i) a company's growth prospects, including the potential for superior appreciation due to growth in earnings, relative valuation of its securities, and any risk associated with such investment; (ii) the industry in which the company operates, with a view to identification of international developments within industries, international investment trends, and social, economic or political movements affecting a particular industry; (iii) the country in which the company is based, as well as historical and anticipated foreign currency exchange rate fluctuations; and (iv) the feasibility of gaining access to the securities market in a country and of implementing the necessary custodial arrangements. The investment program of the Fund has been developed in the belief that research-based investment in a portfolio of equity securities of companies in a number of foreign countries will give shareholders a chance to participate on an international basis in the opportunities available in developing markets and economies.

OPTIONS ON SECURITIES OR INDICES. The Fund may write (i.e. sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on United States and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a call or put option to generate income, and will do so only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains liquid assets with value at least equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase. See the "Options" section in the Statement of Additional Information.

RISKS OF THE DEVELOPING MARKETS GROWTH FUND. Investors should carefully consider the substantial risks associated with investments in securities issued by companies and governments of foreign countries, which are in addition to the usual risks inherent with domestic investments. These risk factors are increased for investments in developing countries. There can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. The Fund should be considered as a vehicle for allocating a portion of investor assets to foreign securities markets and not as a complete investment program. See the discussion below on "Risks Specific to International Investing" and the "International Risk Considerations" section in the Statement of Additional Information.

[LOGO] RISKS SPECIFIC TO
       INTERNATIONAL INVESTING
--------------------------------------------------------------------------------

CURRENCY CONTRACTS. The Developing Markets Growth Fund and the International Growth Fund may enter into contracts for the purchase or sale of a specific currency at a future date and at a price set at the time of the con-tract (a "currency contract"). The Funds may enter into forward currency contracts either with respect to specific transactions or with respect to the Funds' portfolio positions. For example, when the Adviser or Sub-Adviser anticipates making a purchase or sale of a security, the Fund may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when the Adviser or Sub-Adviser believes that a particular currency may decline compared to the U.S. dollar or another currency, the Funds may enter into a forward contract to sell the currency the Adviser or Sub-Adviser expects to decline in the amount approximating the value of some or all of the Funds' portfolio securities denominated in that currency or related currencies that the Adviser or Sub-Adviser feels demonstrate a correlation in exchange rate movements. The practice of using correlated currencies is known as "cross-hedging". When the Adviser or Sub-Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency or currencies, the Funds may enter into a forward contract to buy a foreign currency for a fixed dollar amount. By entering into such transactions, however, the Funds may be required to forego the benefits of advantageous changes in exchange rates. Currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in other futures contracts. The Funds will establish a segregated account with its custodian containing cash and liquid high grade debt obligations to cover the Funds' obligations with respect to forward contracts it has entered into. The value of such assets will be marked to market on a daily basis.

Although the Funds will enter into currency contracts solely for hedging purposes, their use does involve certain risks. For example, there can be no assurance that a liquid secondary market will exist for any currency contract purchased or sold, and the Funds may be required to maintain a position until exercise or expiration, which could result in losses.

Currency contracts may be entered into on United States exchanges regulated by the SEC or the Commodity Futures Trading Commission (the "CFTC"), as well as in the over-the-counter market and on foreign exchanges. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries, may involve considerations and risks not typically associated with investing in U.S.
markets.

CURRENCY FLUCTUATIONS. The value of the Funds' portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Funds have invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Funds' holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Funds' net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Funds.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States and other economic and financial conditions affecting the world economy.

POLITICAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization or confiscatory taxation. In addition, favorable economic developments worldwide may not continue or may be reversed by unanticipated political events which may adversely affect the Funds. The Funds may also be adversely affected by exchange control regulations.

CORPORATE DISCLOSURE STANDARDS AND GOVERNMENT REGULATION. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies. Thus, there may be less available information concern-ing non-U.S. issuers of securities held by the Fund than is available concerning U.S. companies.

MARKET CHARACTERISTICS. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, securities of companies traded in many countries outside the U.S., particularly those of emerging countries, may be subject to further risks due to the inexperience of financial intermediaries, the possibility of permanent or temporary termination of trading and greater spreads between bid and ask prices for securities in such markets. Non-U.S. stock exchanges and brokers are subject to less governmental supervision and regulation than in the U.S. and non-U.S. stock exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, non-U.S. stock exchange transactions may be subject to difficulties associated with the settlement of such transactions. Such settlement difficulties may result in delays in reinvestment. The Sub-Adviser will consider such difficulties when determining the allocation of the Funds' assets, although the Funds do not believe that such difficulties will materially adversely affect their portfolio trading activities.

INVESTMENT AND REPATRIATION RESTRICTIONS. Several of the countries in which the Funds may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitations on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor's right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries and the Funds intend to invest only through the purchase of shares of investment funds organized under the laws of such countries.

The return on the Funds' investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Funds' investment in an investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Funds, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

EMERGING GROWTH COMPANIES. The Developing Markets Growth Fund and the International Growth Fund may invest in emerging growth companies which involves certain special risks. Emerging growth companies may have limited product lines, markets, or financial resources, and their managements may be dependent on a limited number of key individuals. The securities of emerging growth companies may have limited market liquidity and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

The risks of foreign investing are of greater concern in the case of investments in developing markets which may exhibit greater price volatility and have less liquidity. Furthermore, the economies of developing market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These developing market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

FOREIGN TAXATION. The Funds' interest and dividend income from foreign issuers may be subject to non-U.S. withholding taxes. The Funds also may be subject to taxes on trading profits in some countries. In addition, many of the countries in the Pacific Basin have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes will increase the cost to the Fund of investing in any country imposing such taxes. For United States tax purposes, United States shareholders may be entitled to a credit or deduction to the extent of any foreign income taxes paid by the Fund. See "Taxes" section below.

[LOGO] COMMON POLICIES &
       INFORMATION
--------------------------------------------------------------------------------

SECURITIES LENDING
From time to time, each of the Funds may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of a Fund's total net assets. In connection with such loans, the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit issued by domestic financial institutions which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities.

PUTS AND CALLS
A put option gives the purchaser the option, in return for a premium paid, the right to sell the underlying security at a specified price during the term of the option. A call option gives the purchaser of the option, in return for a premium, the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. While a Fund does not anticipate utilizing puts and calls on a regular basis, a Fund may from time to time write exchange-traded call options on common stocks, for which it will receive a purchase premium from the buyer, and may purchase and sell exchange-traded call and put options on common stocks written by others or combinations thereof. A Fund will not write unsecured put options but may write fully covered call options. The aggregate cost of all outstanding options purchased and held by a Fund will at no time exceed 5% of the Fund's total net assets.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES
The Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. The Funds will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date. At the time the Funds make the commitment to purchase securities on a when-issued or forward commitment basis, they will record the transaction and thereafter reflect the value of such securities in determining their net asset value. At the time the Funds enter into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash and liquid high grade debt obligations equal to the value of the when-issued or forward commitment securities will be established and maintained with the custodian and will be marked to the market daily. On the delivery date, the Funds will meet their obligations from securities that are then maturing or sales of the securities held in the segregated asset account and/or from then available cash flow. If the Funds dispose of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation.

There is always a risk that the securities may not be delivered and that the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course of business, which may take substantially more than five business days for non-U.S. securities, are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

REPURCHASE AGREEMENTS
Each Fund is permitted to invest in repurchase agreements. A repurchase agreement is a contract by which the Fund acquires the security ("collateral") subject to the obligation of the seller to repurchase the security at a fixed price and date (within seven days). A repurchase agreement may be construed as a loan pursuant to the 1940 Act. The Funds may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions. The Funds' custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, the Funds' risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of the Adviser, such risk is not material, since in the event of default, barring extraordinary circumstances, the Funds would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for its interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, the Funds could suffer a loss. In addition, the Funds may incur certain delays in obtaining direct ownership of the collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price. The Adviser will submit a list of recommended issuers of repurchase agreements and other short-term securities which it has reviewed for credit worthiness to the Funds' directors at least quarterly for their approval.

ILLIQUID SECURITIES
Each Fund may invest up to 15% of its net assets in all forms of "illiquid securities." An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which such securities are valued by the Fund. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has recently acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. As a fundamental policy, the Funds may invest without limitation in these forms of restricted securities if such securities are determined by the Adviser to be liquid in accordance with standards established by the Funds' Board of Directors. Under these standards, the Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

INVESTMENT IN SIT MONEY MARKET FUND
The Funds may invest up to the greater of 5% of their total net assets or $2.5 million in Sit Money Market Fund ("Money Market Fund"), which also is advised by the Adviser, subject to the conditions contained in an exemptive order (the "Exemptive Order") issued to the Funds and the Adviser by the Securities and Exchange Commission. Such investments may be made in lieu of direct investments in short term money market instruments if the Adviser believes that they are in the best interest of the Funds. The Exemptive Order requires the Adviser and its affiliates, in their capacities as service providers for the Money Market Fund, to remit to the Funds, or waive, an amount equal to all fees otherwise due to them under their advisory and other agreements with Money Market Fund to the extent such fees are based upon a Fund's assets invested in shares of Money Market Fund. This requirement is intended to prevent shareholders of the Funds from being subjected to double management and other asset-based fees as a result of a Fund's investments in Money Market Fund.

PORTFOLIO TURNOVER
To attain the investment goals of the Funds, the Adviser will usually hold securities for the long-term. However, if weak or declining market values for stocks are anticipated, the Adviser may convert any portion of these

Fund assets to cash or short-term securities as a temporary, defensive position.

Generally, none of the Funds will trade in securities for short-term profits, but if circumstances warrant, securities may be sold without regard to length of time held. The Funds will make sector spread changes in response to changing market conditions. Debt securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold.

Increased turnover results in increased brokerage costs and may result in higher transaction costs for the Funds and may affect the taxes shareholders pay. If a security that has been held for less than the holding period set by law is sold, any resulting gains will be taxed in the same manner as ordinary income as opposed to long-term capital gain. Each Fund's turnover rate may vary from year to year. For additional information, refer to the "Taxes" section below and the "Taxes" and "Brokerage" sections in the Statement of Additional Information. The portfolio turnover rates for each of the Funds are contained in the Condensed Financial Information tables in this prospectus.

RELATIONSHIP OF DEBT SECURITIES AND INTEREST RATES
The value of debt securities purchased by the Funds, if any, may be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. When interest rates decline, the value of debt securities generally increases and when interest rates rise, the value of debt securities generally decreases. Therefore, changes in interest rates may affect the Funds' net asset values. Common stocks and securities convertible into common stocks may, under certain circumstances, be adversely impacted by rising interest rates as well, due to the impact of those rates on stock prices in general.

TEMPORARY DEFENSIVE INVESTMENTS
For temporary defensive purposes in periods of unusual market conditions, the Funds may invest all or a portion of their assets in cash, short-term debt securities including certificates of deposit, bankers' acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper and repurchase agreements.

RATINGS OF DEBT SECURITIES
Investment grade debt securities are rated AAA, AA, A or BBB by Standard & Poor's Corporation ("S& P"), Fitch Investors Service, Inc. ("Fitch"), and Duff & Phelps Credit Rating Co. ("Duff & Phelps"); or Aaa, Aa, A or Baa by Moodys Investors Services ("Moody's"). Investment grade municipal notes are rated MIG 1, MIG 2, MIG 3 or MIG 4 (VMIG 1, VMIG 2, VMIG 3 or VMIG 4 for notes with a demand feature) by Moodys or SP-1 or SP-2 by S&P. Securities rated Baa, MIG 4, VMIG 4 or BBB are medium grade, involve some speculative elements and are the lowest investment grade available. These securities generally have less certain protection of principal and interest payments than higher rated securities. Securities rated Ba or BB (in which Large Cap Fund, Balanced Fund and Developing Markets Growth Fund may invest) are judged to have some speculative elements with regard to capacity to pay interest and repay principal. Debt securities rated C (in which the Developing Markets Growth Fund may invest) are regarded as having predominantly speculative characteristics. DEBT SECURITIES RATED BELOW INVESTMENT GRADE ARE COMMONLY KNOWN AS JUNK BONDS. See the Statement of Additional Information for further information about ratings.

The commercial paper purchased by the Funds will consist only of direct obligations which, at the time of purchase, are (a) rated P-1 by Moody's or A-1 by S& P, or (b) if not rated, issued by companies having an outstanding unsecured debt issue which at the time of purchase is rated Aa or higher by Moody's or AA or higher by S&P.

FUND BORROWING
In the event of an emergency or extraordinary situation, the Funds may enter into a temporary borrowing arrangement to meet its cash obligations. Such temporary borrowing is limited to emergency purposes and not for the purchase of investments, and then not in excess of 33-1/3% of the Fund's total net assets.

OTHER INVESTMENT RESTRICTIONS
In addition to the investment policies and restrictions referred to above, each Fund is subject to various other investment restrictions. These restrictions, which are set forth in more detail in the Statement of Additional Information, include, but are not limited to, restrictions whereby the Funds may (a) not invest more than 25% of the value of its assets in any particular industry, except with regard to the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; and (b) except as part of a merger, consolidation, acquisition, or reorganization, not invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except for investments in the Sit Money Market Fund as discussed above. Since the Adviser does not waive its fees if and to the extent a Fund invests in the securities of one or more other investment companies (except for investments in the Sit Money Market Fund), the Funds indirectly pay duplicate advisory fees with respect to such investments. However, the Adviser believes that the return and liquidity features of investment company securities may, from time to time, be more beneficial to the Funds than alternative short-term, liquid investments, and that the duplicate fees and expenses will have a relatively small impact on overall Fund expenses.

[LOGO] COMPUTATION OF
       NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value per share (the value of an individual share in a Fund) is determined as of the close of the New York Stock Exchange (NYSE) on each day that the exchange is open for business. Normally the NYSE closes at 3:00 p.m. Central time. The net asset value is calculated by dividing the total value of a Fund's investments and other assets (including accrued income), less any liabilities, by the number of shares outstanding. The net asset value per share of each Fund will fluctuate.

Securities which are traded on an exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day. Lacking a last sale price, a security is generally valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, or when restricted securities are being valued, such securities are valued at fair value using methods selected in good faith by the Boards of Directors.

Debt securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Such a pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities may be valued at fair value using methods selected in good faith by the Boards of Directors. Short-term investments in debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The amortized cost method of valuation will be used only if the Boards of Directors, in good faith, determine that the fair value of the securities shall be their amortized cost value, unless the particular circumstances dictate otherwise.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and ask prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Boards of Directors in good faith will establish a conversion rate for such currency.

Foreign securities trading may not take place on all days on which the New York Stock Exchange is open. Further, trading takes place in various foreign markets on days on which the Exchange is not open and therefore the Fund's net asset value is not calculated. The calculation of the International Growth Fund and Developing Markets Growth Fund's net asset value therefore may not take place contemporaneously with the determination of the prices of securities held by these Funds.

Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Developing Markets Growth Fund or International Growth Fund's net asset value unless management, under the supervision of the Board of Directors, determines that the particular event would materially affect the net asset value. As a result, the Developing Markets Growth Fund or International Growth Fund's net asset value may be significantly affected by such trading on days when the Fund is not open for shareholder purchases and redemptions.

[LOGO] HOW TO PURCHASE FUND
       SHARES
--------------------------------------------------------------------------------

Shares of the Funds may be purchased without a sales commission at the net asset value per share (see "Computation of Net Asset Value") next determined after receipt of a purchase order in proper form. The minimum initial investment is $2,000 for each Fund and additional investments must be at least $100. Accounts may be established with a $500 minimum initial purchase if an Automatic Investment Plan for at least $100 per month is also established. The minimum purchase requirements do not apply to UGMA/UTMA accounts or retirement accounts (see "Retirement Accounts").

SEE THE INSIDE BACK COVER OF THIS PROSPECTUS FOR THE FUNDS' MAILING ADDRESS, TELEPHONE NUMBERS, AND WIRE INSTRUCTIONS.

INITIAL INVESTMENT
BY MAIL. To open an account, complete and sign an application and mail it with a check to the Funds as instructed on the application.

BY WIRE. Shares of the Funds may be purchased by wiring Federal Funds from your bank, which may charge you a fee. Before money is wired for an initial purchase (new account), you must call the Funds and provide the following information: name or names of the account registration; address; social security or tax identification number; the amount being wired; the name of the wiring bank; and the name and telephone number of the person at your bank. The Funds will provide you with an account number and your bank must then wire the specified amount (minimum $2,000 if non-retirement account) to your account.

YOU MUST MAIL A COMPLETED APPLICATION TO THE FUNDS AFTER OPENING AN ACCOUNT BY WIRE TRANSFER. IF A COMPLETED APPLICATION IS NOT RECEIVED OR YOUR SOCIAL SECURITY OR TAX IDENTIFICATION NUMBER IS NOT CERTIFIED WITH A FORM W-9, YOUR ACCOUNT WILL BE SUBJECT TO BACK-UP WITHHOLDING WITHIN 60 DAYS.

Wire orders will be accepted only on a day on which the Funds and the Funds' Transfer Agent are open for business. A WIRE PURCHASE WILL NOT BE CONSIDERED MADE UNTIL THE WIRED MONEY IS RECEIVED AND THE PURCHASE IS ACCEPTED BY THE FUND. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the Funds' Transfer Agent.

WHEN ORDERS ARE EFFECTIVE
Purchases made by mail will be invested at the net asset value per share next determined after receipt of the purchase order in proper form.

Purchases transmitted by wire to the Funds and received prior to the close of the New York Stock Exchange (NYSE), normally 3:00 p.m. Central time, will be invested at the net asset value per share calculated for that day. If received after this deadline, the purchase will be made at the net asset value next calculated. You become a shareholder after declaration of any dividend on the day on which the order is effective. Dividends begin to accrue after you become a shareholder.

ADDITIONAL INVESTMENTS
BY MAIL. You may make subsequent purchases (minimum $100) by mailing the reinvestment stub attached to your account confirmation statement or a letter of instruction (providing your account number and the name(s) on the account) together with a check made payable to the Fund.

BY WIRE. You may purchase additional shares by wiring funds. For wire instructions, see the inside back cover of this prospectus. After you have initiated the wire purchase through your bank, please notify the

Funds that a wire purchase is being made to your account.

BY ACH. You may purchase shares for non-IRA accounts via electronic transfer of funds if you have selected this option in Step 4 of the application. If you call the Funds prior to the close of the NYSE, normally 3:00 p.m. Central time, your purchase will be effective at the net asset value on the next business day (on which the net asset value is calculated) after your telephone call and your bank account will be debited within 1 to 2 business days.

BY AUTOMATIC INVESTMENT PLAN. After your initial investment you can make automatic monthly purchases on any day of the month of $100 or more. To use this option, you must complete the Automatic Investment Plan section of the application or if adding this option to an existing account, the Change of Account Options form. Changing an account option requires a signature guarantee. You can change the amount or terminate this option by written notice to the Fund at any time.

OTHER PURCHASE INFORMATION
All purchases are subject to acceptance by authorized officers of the Funds and are not binding until accepted. The Funds reserve the right to reject purchase orders when, in the judgment of management, such rejection is in the best interests of the Funds. At their discretion, the Funds may accept telephone purchases and redemptions from a broker and/or a broker-dealer. Investors who purchase or redeem shares through a broker and/or a broker-dealer may be charged transaction fees or other fees by such broker-dealer.

[LOGO] REDEMPTION OF FUND
       SHARES
--------------------------------------------------------------------------------

You may redeem (sell) all or a portion of your shares at any time that the net asset value is calculated. Shares will be redeemed at the net asset value per share next determined after the request is received. A redemption may be more or less than your cost depending on the market value of the Fund's securities. IF YOU REQUEST A REDEMPTION AFTER A PURCHASE BY NONGUARANTEED FUNDS, E.G., A PERSONAL CHECK, THE FUND MAY DELAY SENDING YOUR REDEMPTION PROCEEDS UNTIL YOUR CHECK HAS CLEARED (GOOD PAYMENT HAS BEEN COLLECTED) WHICH MAY TAKE UP TO TEN DAYS. YOU MAY AVOID THIS DELAY BY PURCHASING SHARES WITH A CERTIFIED CHECK OR BANK WIRE OF FEDERAL FUNDS.

Each Fund may suspend redemption privileges or postpone the date of payment (1) during any period that the New York Stock Exchange is closed other than customary weekend or holiday closings, or when trading is restricted, as determined by the Securities and Exchange Commission, (2) during any period when an emergency exists, as determined by the Securities and Exchange Commission, as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it or to fairly determine the value of its assets, and (3) for such other periods as the Securities and Exchange Commission may permit.

BY MAIL. You may request a redemption by sending a written request in "good order" to the Funds. "Good order" means that the request for redemption must include the following:

1. A letter of instruction specifying the name of the Fund, account number and number of shares or dollar amount to be redeemed, signed by all reg-istered owners exactly as their names appear on the account.

2. Other supporting legal documents as required for estates, trusts, guardianships, custodianships, corporations, pension and profit sharingplans and other organizations.

Payment will generally be made within 7 days after receipt of a redemption request in "good order". A request for redemption cannot be canceled or revoked. A SIGNATURE GUARANTEE IS REQUIRED IF YOU REQUEST A REDEMPTION TO BE MADE PAYABLE TO SOMEONE OTHER THAN THE REGISTERED OWNERS AND/OR IF YOU REQUEST THE PROCEEDS TO BE SENT TO AN ADDRESS OTHER THAN THE REGISTERED ADDRESS.

If you are uncertain of the requirements for redemption, write or call the Funds at 800-332-5580 or 612-334-5888.

BY WIRE. If you desire to make a redemption by wire of federal funds, a written request in "good order" must first be received by the Funds. Your request should contain specific wire instructions including the bank to which the proceeds are to be wired, its address, your account number and be signature guaranteed. Shares will be redeemed at the net asset value next determined after the redemption request is received in good order. If the proceeds are wired to your account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to your bank account. You will be required to pay a charge for the wiring cost (currently $8) which will be deducted from the balance of your account or from the amount being wired if your account has been completely redeemed.

TELEPHONE REDEMPTION
You may redeem up to $50,000 per day by telephone if you have authorized this option for your account. This limitation does not apply to omnibus accounts. For purposes of this limitation, accounts with the same registration in different Funds will be aggregated.

If you call the Funds prior to the close of the NYSE, normally 3:00 p.m. Central time your redemption will be effective at the net asset value that same day. You must complete the Telephone Redemption Authorization section of the application to establish this option. THE FUND WILL EMPLOY REASONABLE PROCEDURES TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, AND INCLUDING REQUIRING THAT PAYMENTS BE MADE ONLY TO THE SHAREHOLDER'S ADDRESS OF RECORD OR THE BANK ACCOUNT DESIGNATED ON THE APPLICATION AND REQUIRING CERTAIN MEANS OF TELEPHONIC IDENTIFICATION. If the Fund fails to employ such procedures, it may be liable for any losses suffered by Fund shareholders as a result of unauthorized or fraudulent instructions. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching the Funds by telephone. Consequently, an exchange or redemption may be difficult to implement at those times.

BY MAIL. Telephone redemption proceeds can be mailed to your address of record. If you wish to change your address, complete the Change of Account Informration form, signed by all shareholders.

BY WIRE. Telephone redemption proceeds can be wired to your bank. Proceeds will be wired to your bank account the next business day after you request a telephone redemption. You may be required to pay a charge for the wiring cost which will be deducted from the balance of your account or from the account being wired if your account has been completely redeemed.

BY ACH. Electronic transfer of funds via Automated Clearing House (ACH) is available for redemption of shares for non-IRA accounts. Your bank account will be credited within 1-2 business days after you request a telephone redemption. To establish this option, complete Step 4 of the application.

SYSTEMATIC WITHDRAWAL PLAN
You may establish a Systematic Withdrawal Plan to receive periodic redemptions of at least $100 on a monthly, quarterly, semi-annual or annual basis. Systematic withdrawals may eventually exhaust your account. Each withdrawal constitutes a redemption and any gain or loss realized must be recognized for federal income tax purposes.

OTHER REDEMPTION INFORMATION
At the discretion of the Board of Directors, each Fund may involuntarily redeem accounts which have a balance less than $2,000. Such accounts may be redeemed after giving written notice to the registered owner of the account. If the shareholder does not increase the amount of the account above $2,000 within 30 days, the Fund may send the shareholder a check for the redemption proceeds as determined at the next calculated net asset value.

[LOGO] EXCHANGES
--------------------------------------------------------------------------------

An exchange is made by redeeming shares of one Fund and using the proceeds to buy shares of another Sit Fund. There is no charge for this service, but the Funds reserve the right to charge a fee in the future. An exchange results in a sale of shares for federal income tax purposes and you may realize either a capital gain or loss on the shares redeemed. Before making an exchange, you should read the prospectus and consider the investment objective of the Fund to be purchased.

An exchange may be done by telephone (subject to the same procedures for telephone identification as telephone redemption above) or by written request to the Funds. A written request must be signed by all registered owners of the account. There is no charge for this service, but the Fund reserves the right to charge a fee in the future. When you establish your account, the exchange privilege will automatically be established unless you indicate that you do not want it. If your exchange creates a new account, the new account ownership must be identical and you must satisfy the minimum initial purchase requirement. You may make an exchange to a new account or an existing account. There is a limit of four exchanges out of each Fund per year per account.
Exchanges may be made only in states where allowed by law.

In addition, each Fund reserves the right to refuse exchanges if, in the Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. Exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. Although the Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future.

SYSTEMATIC EXCHANGE PLAN
If you wish to exchange fixed periodic amounts between Funds, you may establish the Systematic Exchange Plan. You may exchange a predetermined amount from one Fund to another Fund on the first business day of the month. An exchange may be done monthly, or you may choose which months you wish to have the exchange made. Systematic exchanges are subject to the same requirements as other exchanges.

[LOGO] DIVIDENDS
--------------------------------------------------------------------------------

The policy of the Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Growth Fund and Developing Markets Growth Fund is to distribute an annual dividend from its net investment income. The policy of the Balanced Fund is to distribute quarterly dividends from its net investment income. Net investment income includes dividends on stocks and interest earned on bonds or other debt securities less operating expenses.

When any Fund sells portfolio securities it may realize a gain or loss, depending on whether it sells them for more or less than its cost. Net realized capital gain, if any, will be distributed at least once annually by each Fund.

Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. Dividends may be automatically directed from one Fund to another Fund. You may request a cash payment of dividends and/or capital gain distributions on the application or by separate written notice to the Funds. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

[LOGO] RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------

Taxes on current income can be deferred by investing in Keogh plans, Individual Retirement Accounts (IRAs), Simplified Employee Pensions (SEPs), 401(k), pension, profit-sharing, employee benefit, deferred compensation and other qualified retirement plans. The federal tax law governing these tax-deferred retirement plans must be complied with to avoid adverse tax consequences.

The Funds are available for your tax-deferred retirement plan with no minimum investment requirements for initial or additional contributions. Such retirement plans must have a qualified plan sponsor or trustee. The

Adviser sponsors prototype 401(k), profit sharing, and money purchase plans as well as IRA, SEP-IRA and Keogh plans. You should contact the Adviser for specific plan documentation. You should also consult your tax adviser before investing.

[LOGO] CUSTODIAN AND
       TRANSFER AGENT
--------------------------------------------------------------------------------

The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675, acts as Custodian for each Fund pursuant to the terms of a Custodian Contract. The Custodian holds all securities and cash, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments and performs other administrative duties, all under the supervision of officers of the Funds or the Adviser or Sub-Adviser. The Northern Trust Company has engaged sub-custodian institutions in various foreign countries in which the Developing Markets Growth Fund's and International Growth Fund's assets are custodied. For a further discussion of foreign countries and institutions in which Developing Markets Growth Fund or International Growth Fund's assets are custodied, see the Statement of Additional Information.

Pursuant to the terms of a Transfer Agency and Services Agreement and the Accounting Services Agreement with each Fund, First Data Investor Services Group Inc., 4400 Computer Drive, Westboro, MA 01581 is the transfer agent, dividend disbursing agent and accounting services agent for each Fund. First Data Investor Services processes purchase orders, redemption orders and all related shareholder accounting services.

[LOGO] MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS
The Mid Cap Growth Fund, Large Cap Growth Fund, and the corporate issuer of the International Growth Fund, Balanced Fund, Developing Markets Growth Fund, and Small Cap Growth Fund have corporate officers and Boards of Directors. Pursuant to Minnesota law, the Boards of Directors are responsible for the management of the Funds and the establishment of the Fund policies. The officers of the Funds manage the day-to-day operation of the Funds.

INVESTMENT ADVISER
Sit Investment Associates, Inc. (the Adviser") was incorporated in Minnesota on July 14, 1981 and serves as the Funds' Investment Adviser pursuant to Investment Management Agreements (the "Agreements"). In addition to the Funds, the Adviser together with its affiliates (including the Sub-Adviser) currently manage public and private accounts with combined assets of approximately $5 billion. The address of the Adviser is 4600 Norwest Center, Minneapolis, Minnesota 55402.

Under each of Large Cap Growth Fund's, Mid Cap Growth Fund's, Small Cap Growth Fund's, Balanced Fund's, International Growth Fund's and Developing Markets Growth Fund's Investment Management Agreement, each Fund is obligated to pay the Adviser a flat monthly fee based on the average daily net assets ("net assets") on an annual basis as follows:

     Large Cap Growth Fund                  1.00%
     Mid Cap Growth Fund                    1.25
     Small Cap Growth Fund                  1.50
     Balanced Fund                          1.00
     International Growth Fund              1.85
     Developing Markets Growth Fund         2.00

Under each Funds' Agreements, the Adviser has agreed to bear all of the Funds' expenses, except for extraordinary expenses (as designated by a majority of the Funds' disinterested directors), interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund. Investment advisory fees in excess of .75% per year of a fund's average daily net assets are considered to be higher than investment advisory fees paid by most other investment companies; however, the Adviser has either agreed to pay or reimburse each Fund for all or certain of their other operating expenses as more fully set forth above.

For the period November 1, 1996 through December 31, 1998, the Adviser has voluntarily agreed to limit the management fee (and thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of the Mid Cap Growth Fund to 1.00% of the Fund's average daily net assets. After December 31, 1998, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

For the period January 1, 1994 through December 31, 1998, the Adviser has voluntarily agreed to limit the management fee (and, thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of the International Growth Fund to 1.50% of the Fund's average daily net assets. After December 31, 1998, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

Prior to November 1, 1996 the Investment Management Agreement between the Adviser and each of Mid Cap Growth Fund and Large Cap Growth Fund provided that the Fund was obligated to pay the Adviser a monthly fee based on average daily net assets ("net assets") on an annual basis equal to 1.00% for the first $30 million of net assets, .75% for the next $70 million of net assets and .50% for the excess of $100 million of net assets. The Adviser was obligated to reimburse each of Mid Cap Growth Fund and Large Cap Growth Fund for all of the Fund's expenses except for extraordinary expenses (as designated by a majority of each Fund's disinterested directors), interest, brokerage commissions and other transaction charges relating to each Fund's investing activities (which expenses were the sole responsibility of the Fund, irrespective of amount), which exceeded, on an annual basis, an amount equal to 1.50% of the first $30 million of the Fund's average daily net assets and 1.00% of average daily net assets in excess of $30 million. Subject to this expense limitation, each of Mid Cap Growth Fund and Large Cap Growth Fund was responsible for all of its expenses to the extent not specifically assumed by the Adviser under the Agreement. For the period October 1, 1993 through October 31, 1996, the Adviser voluntarily agreed to absorb expenses that were otherwise payable by the Large Cap Growth Fund which exceeded 1.00% of the Fund's average daily net assets.

PORTFOLIO MANAGEMENT
All investment decisions of all Funds are made by committee. Eugene C. Sit is the Chief Investment Officer of the Adviser and oversees all investment decisions for the Funds. He is the Senior Portfolio Manager for Small Cap Growth Fund, Mid Cap Growth Fund, Developing Markets Growth Fund and International Growth Funds. Peter L. Mitchelson is the Senior Portfolio Manager for Balanced and Large Cap Growth Funds and has held this office since the inception of the Funds.

Sit/Kim International Investment Associates, Inc. (the "Sub-Adviser") is the sub-adviser for the Developing Markets Growth Fund and International Growth Fund. Andrew B. Kim is President and Manager of the Sub-Adviser and serves on its Investment Policy Committee. Eugene C. Sit is the Sub-Adviser's CEO and serves as Chairman of its Investment Policy Committee.

THE SUB-ADVISER
The Sub-Adviser currently serves as sub-adviser for the Developing Markets Growth Fund and International Growth Fund under a Sub-Advisory Agreement with the Adviser. The Sub-Adviser was incorporated in Minnesota on February 9, 1989 and is a majority owned subsidiary of the Adviser. The Sub-Adviser is an international investment management firm and currently manages approximately $764 million in separate accounts. The Sub-Adviser has offices in New York and San Francisco and has consulting relationships in Beijing, Hong Kong and Seoul. As compensation for its services under the Sub-Advisory Agreement, absent voluntary fee waiver, the Adviser pays the Sub-Adviser fees for the International Growth Fund generally equal on an annual basis to .75% on the first $100 million of the Fund's average daily net assets, .50% on the next $100 million of average daily net assets and .40% of average daily net assets in excess of $200 million, and for the Developing Markets Growth Fund generally equal on an annual basis to .75% on the first $100 million of the Fund's average daily net assets, .60% on the next $100 million of average daily net assets and
 .50% of average daily net assets in excess of $200 million as more fully set forth in the Statement of Additional Information.

DISTRIBUTOR
The Funds have entered into Underwriting and Distribution Agreements with SIA Securities Corp. ("Securities"), an affiliate of the Adviser, pursuant to which Securities will act as the Funds' principal underwriter. Securities will market the Funds' shares only to certain institutional investors and all other sales of the Funds' shares will be made by each Fund. The Adviser will pay all expenses of Securities in connection with such services and Securities is otherwise not entitled to any other compensation under the Underwriting and Distribution Agreement. The Funds will incur no additional fees or expenses in connection with the Underwriting and Distribution Agreement.

Securities or the Adviser may enter into agreements with various brokerage or other firms pursuant to which such firms provide certain administrative services with respect to customers who are beneficial owners of shares of the Funds. The Adviser or Securities may compensate such firms for the services provided, which compensation is based on the aggregate assets of customers that are invested in the Funds.


[LOGO] TAXES
--------------------------------------------------------------------------------

Each Fund qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its last taxable year and intends to continue to do so during the current taxable year in order to be relieved of payment of federal income taxes on amounts distributed to shareholders (both net investment income and net realized capital gains).

Dividends paid from each Fund's net investment taxable income and net short-term capital gains will be taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares. Dividends paid by Developing Markets Growth Fund and International Growth Fund will not be eligible for the 70% reduction for dividends received by corporations if, as expected, none of those Funds' income consists of dividends paid by U.S. corporations.

Each Fund distributes annually any net realized capital gains. Dividends paid from the net capital gains of each Fund and designated as capital gain dividends will be taxable to shareholders as long-term capital dividends, regardless of the length of time for which they have held their shares in the Fund.

For individuals, the Taxpayer Relief Act of 1997 (the "Act") has created new "mid-term capital gain" rates that apply to the sale of capital assets held more than one year but not more than 18 months. Although the Act has not expressly addressed this issue, it is expected that IRS regulations issued pursuant to the Act will provide that regulated investment companies such as the Funds must notify shareholders who are individuals as to whether they must treat capital gain dividends that they receive as mid-term or long-term capital gains.

Gain or loss realized upon the sale of shares in each Fund will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. For corporate shareholders, such gain or loss will be long-term gain or loss if the shares were held for more than one year. For shareholders who are individuals, the gain or loss will be considered long-term if the shareholder has held the shares for more than 18 months and mid-term if the shareholder has held the shares for more than one year but not more than 18 months.

After every distribution from each of the Funds, the value of a share drops by the amount of the distribution. If you purchase shares shortly before the record date of a dividend or capital gain distribution, you will pay the full price for the shares ("buying a dividend") and then receive some portion of the price back as a taxable dividend or capital gain distribution. Each Fund's unrealized appreciation on investments, undistributed net investment income and accumulated net realized gains or losses are contained in the annual and semi-annual reports in the Statement of Changes in Net Assets.

The Developing Markets Growth Fund and International Growth Fund may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the Funds' investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If at the end of each Fund's fiscal year more than 50% of its total assets consist of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service pursuant to which the Fund may "pass-through" to shareholders the amount of foreign income taxes paid by the Fund with respect to their direct holdings of stock or securities in foreign corporations. If this election is made, shareholders of the Fund making this election will be required to include their respective pro rata portions of such withholding taxes as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable incomes or, alternatively, use them as foreign tax credits against their federal income taxes. The Funds have not made such an election in the past. The Funds will make such an election only if they deem it to be in the best interests of its shareholders.

Pursuant to the Code, distributions of net investment income by the Funds to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Funds to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. The Funds will report annually to its shareholders the amount of any withholding.

Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain accounts whose owners have not complied with IRS regulations. In connection with this withholding requirement, you will be asked to certify on your account application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% backup withholding for previous underreporting to the IRS.

This is a general summary of the federal tax law in effect as of the date of this prospectus. See the Statement of Additional Information for further details. You may also be subject to state and local taxes, depending on the laws of your home state and locality. Information about the tax status of each year's dividends and distributions will be mailed to shareholders annually.

[LOGO] CAPITALIZATION AND
       VOTING RIGHTS
--------------------------------------------------------------------------------

Each of the Funds (or the corporate issuer of their shares) is organized as a Minnesota corporation. Each of the Funds (or its corporate issuer) has only one class of shares -- common shares. The Large Cap Growth Fund and the Mid Cap Growth Fund, each have one series of common shares consisting of ten billion shares with a par value of one-tenth of one cent per share. The corporate issuer of International Growth Fund, Balanced Fund, Developing Markets Growth Fund, and Small Cap Growth Fund, (Sit Mutual Funds, Inc.) is organized as a series fund with one trillion shares of common stock authorized and a par value of one tenth of one cent per share. Ten billion of these shares have been designated by the Board of Directors for each series: Series A Common Shares, which represent shares of International Growth Fund; Series B Common Shares, which represent shares of Balanced Fund; Series C Common Shares which represent shares of Developing Markets Growth Fund; Series D Common Shares which represent shares of Small Cap Growth Fund. The Board of Directors of Sit Mutual Funds, Inc. is empowered to issue other series of common stock without shareholder approval.

The shares of each Fund are nonassessable, can be redeemed or transferred and have no preemptive or conversion rights. All shares have equal, noncumulative voting rights which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share (and a fractional vote for each fractional share) then registered in his/her name on the books of each Fund. The shares of each Fund are of equal value and each share is entitled to a pro rata portion of the income dividends and any capital gain distributions.


[LOGO] ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Under Minnesota law, the Board of Directors of each Fund has overall responsibility for managing the Fund, in good faith, in a manner reasonably believed to be in the best interests of each Fund, and with the care an ordinary prudent person would exercise in similar circumstances.

This prospectus omits certain of the information contained in the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C. 20549. Items of information which are omitted may be obtained from the Securities and Exchange Commission upon payment of the fees prescribed by the rules and regulations of the Commission.

In the opinion of the staff of the Securities and Exchange Commission, the use of this combined Prospectus may possibly subject all Funds to a certain amount of liability for any losses arising out of any statement or omission in this prospectus regarding a particular Fund. In the opinion of the Funds' management, however, the risk of such liability is not materially increased by the use of a combined prospectus.

[LOGO]

  Directors:
                    Eugene C. Sit, CFA
                    Peter L. Mitchelson, CFA
                    William E. Frenzel
                    John E. Hulse
                    Sidney L. Jones
                    Donald W. Phillips

  Director Emeritus:
                    Melvin C. Bahle

  Officers:
                    Eugene C. Sit, CFA            Chairman
                    Peter L. Mitchelson, CFA      Vice Chairman
                    Mary K. Stern                 President
                    Michael C. Brilley(1)         Senior Vice President
                    Erik S. Anderson, CFA         Vice President - Investments
                    Ronald D. Sit, CFA            Vice President - Investments
                    Bryce A. Doty, CFA(1)         Vice President - Investments
                    Paul E. Rasmussen             Vice President & Treasurer
                    Michael P. Eckert             Vice President
                    Michael J. Radmer             Secretary
                    Debra A. Sit, CFA             Assistant Treasurer
                    Carla J. Rose                 Assistant  Secretary

           (1) Sit Balanced Fund only




                                                      NOT PART OF THE PROSPECTUS

                                SIT MUTUAL FUNDS

                   4600 Norwest Center - Minneapolis, MN 55402
                          612-334-5888 or 800-332-5580




                              OUR FAMILY OF FUNDS


                                    [CHART]

STABILITY:             INCOME:                      GROWTH & INCOME:           GROWTH:
SAFETY OF PRINCIPAL    INCREASED INCOME             LONG-TERM CAPITAL          LONG-TERM CAPITAL
AND CURRENT INCOME                                  APPRECIATION AND INCOME    APPRECIATION

Money Market           Bond                         Balanced                   Large Cap Growth
                       Minnesota Tax-Free Income                               Developing Markets Growth
                       Tax-Free Income                                         Small Cap Growth
                       U.S. Government Securities                              International Growth
                                                                               Mid Cap Growth



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS (AND/OR IN THE STATEMENT OF ADDITIONAL INFORMATION REFERRED TO ON THE COVER PAGE OF THIS PROSPECTUS), AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.



NOT PART OF THE PROSPECTUS

[LOGO]



                         ADDRESS AND TELEPHONE REFERENCE



REGULAR MAIL                           EXPRESS OR CERTIFIED MAIL
     Sit Mutual Funds                       Sit Mutual Funds
     P.O. Box 5166                          4400 Computer Drive
     Westboro, MA 01581-5166                Westboro, MA 01581



SIT INVESTOR SERVICES
     To speak with a Client Service Representative:
     1-800-332-5580 or 612-334-5888



WIRE INSTRUCTIONS
     To wire money for a purchase:
           Boston Safe Deposit & Trust, Boston, MA
           ABA #011001234
           DDA #056146
           Sit Mutual Funds
           For Further Credit: (Shareholder name)
           Account Number:     (Shareholder account number)



                                                      NOT PART OF THE PROSPECTUS

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                         SIT LARGE CAP GROWTH FUND, INC.
                          SIT MID CAP GROWTH FUND, INC.
                           SIT SMALL CAP GROWTH FUND
                                SIT BALANCED FUND

                          SIT INTERNATIONAL GROWTH FUND
                       SIT DEVELOPING MARKETS GROWTH FUND

                      4600 Norwest Center, 90 S. 7th Street
                        Minneapolis, Minnesota 55402-4130
                          612-334-5888 -- 800-332-5580

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Funds' prospectus which may be obtained from the Funds without charge by contacting the Funds at 4600 Norwest Center, 90 S.7th Street, Minneapolis, Minnesota 55402-4130. Telephone: (612) 334-5888 or (800) 332-5580.
The date of this Statement of Additional Information is November 1, 1997, and it is to be used with the Funds' prospectus dated November 1, 1997.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page
ADDITIONAL INVESTMENT RESTRICTIONS
     Large Cap Growth Fund................................................    2
     Mid Cap Growth Fund..................................................    2
     Small Cap Growth Fund................................................    3
     Balanced Fund........................................................    4
     International Growth Fund............................................    5
     Developing Markets Growth Fund.......................................    5
DIVERSIFICATION...........................................................    6
SECURITIES IN WHICH THE BALANCED FUND MIGHT INVEST........................    7
SECURITIES IN WHICH THE INTERNATIONAL GROWTH FUND MIGHT INVEST............    9
SECURITIES IN WHICH THE DEVELOPING MARKETS GROWTH FUND MIGHT INVEST.......   10
INTERNATIONAL RISK CONSIDERATIONS.........................................   10
COMMON INVESTMENTS........................................................   11
COMPUTATION OF NET ASSET VALUE............................................   17
CALCULATION OF PERFORMANCE DATA...........................................   18
MANAGEMENT................................................................   18
INVESTMENT ADVISER........................................................   20
DISTRIBUTOR...............................................................   23
BROKERAGE.................................................................   23
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................   25
TAXES.....................................................................   26
FINANCIAL STATEMENTS......................................................   28
OTHER INFORMATION.........................................................   28
LIMITATION OF DIRECTOR LIABILITY..........................................   30
APPENDIX A - BOND AND COMMERCIAL PAPER RATINGS............................   32

ADDITIONAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment objectives, policies and restrictions of the Funds are set forth in the Prospectus. Certain additional investment information is set forth below. All capitalized terms not defined herein have the same meanings as set forth in the Prospectus. In addition to the restrictions in the prospectus, each Fund is subject to other restrictions which are fundamental and may not be changed without shareholder approval. Shareholder approval, as defined in the Investment Company Act of 1940, means the lesser of the vote of (a) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of a Fund. A percentage limitation must be met at the time of investment and a later deviation resulting from a change in values or net assets will not be a violation.

LARGE CAP GROWTH FUND AND MID CAP GROWTH FUND
--------------------------------------------------------------------------------
The Large Cap Growth Fund and Mid Cap Growth Fund are subject to the following fundamental investment restrictions. The Funds will not:
1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;

2. Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund's net assets;

3. Invest more than 10% of the Fund's net assets in securities of companies which have (with their predecessors) a record of less than five years continuous operation;

4. Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5. Borrow money, except for temporary emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33-1/3% of the Fund's total net assets.

6. Invest more than 5% of the Fund's net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York or American Stock Exchanges. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;

7. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions;

8. Concentrate more than 25% of its net assets in any one industry, provided that (i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and
     (ii) utility companies will be classified according to their services, for example, water, gas, electric and communications, and each will be considered a separate industry;

9. Purchase or retain the securities of any issuer if, in total, the holdings of all officers and directors of the Fund and of its investment adviser, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;

10.  Invest for the purpose of controlling management of any company;

11. Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by interests in real estate and in securities of companies which invest or deal in real estate;

12. Invest in exploration or development for oil, gas or other minerals, although it may invest in the securities of issuers which deal in or sponsor such activities;

13. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company;

14.  Underwrite the securities of other issuers;

15.  Issue senior securities as defined in the Investment Company Act of 1940;
     or

16. Invest more than 15% of its net assets collectively in all types of illiquid securities.

Additional restrictions of the Large Cap Growth Fund and Mid Cap Growth Fund which are not fundamental provide that the Funds may not engage in arbitrage transactions or write unsecured put options but may write fully covered call options. The Funds may purchase put and call options provided that the aggregate premiums paid for all such options do not exceed 5% of each Fund's net assets.

With respect to borrowing money, neither Fund will encumber the Fund assets in an amount exceeding the amount of the borrowing secured thereby except to the extent necessary to secure permitted borrowings.

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
The Fund is subject to the following fundamental investment restrictions. The Fund will not:
1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;

2. Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;

3. Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;

4. Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.   Underwrite the securities of other issuers;

6. Borrow money, except for temporary emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets;

7. Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities; or

8.   Issue senior securities as defined in the Investment Company Act of 1940.

The following investment restrictions of the Fund are not fundamental. The Fund will not:
1. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;

2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company;

3. Purchase or retain securities of any issuer if to the knowledge of the Fund, officers and directors of either the Fund or its investment adviser beneficially owning more than 0.5% of such securities together own more than 5% of such securities;

4. Invest more than 10% of its net assets in securities of issuers which, with their predecessors have a record of less than three years continuous operation. Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years;

5.   Invest for the purpose of exercising control or management;

6.   Enter into reverse repurchase agreements;

7. Invest more than 15% of its net assets collectively in all types of illiquid securities;

8. Invest in more than 10% of the outstanding voting securities of any one issuer;

9. Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund's net assets; or

10. Invest more than 5% of the Fund's net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York or American Stock Exchanges. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value.

11. Encumber the Fund's assets in an amount exceeding the amount of the borrowing secured thereby except to the extent necessary to secure permitted borrowings

Additional restrictions of the Fund which are not fundamental provide that the Fund may not engage in arbitrage transactions or write unsecured put options but may write fully covered call options. The Fund may purchase put and call options provided that the aggregate premiums paid for all such options do not exceed 5% of the Fund's total assets.

BALANCED FUND
--------------------------------------------------------------------------------
The Fund is subject to the following fundamental investment restrictions. The Fund will not:
1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;

2. Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;

3. Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;

4. Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.   Underwrite the securities of other issuers;

6. Borrow money, except for temporary emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets;

7. Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities; or

8.   Issue senior securities as defined in the Investment Company Act of 1940.

The following investment restrictions of the Fund are not fundamental. The Fund will not:
1. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;

2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company;

3. Purchase or retain securities of any issuer if to the knowledge of the Fund, officers and directors of either the Fund or its investment adviser beneficially owning more than 0.5% of such securities together own more than 5% of such securities;

4. Invest more than 10% of its net assets in securities of issuers which, with their predecessors have a record of less than three years continuous operation. Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years;

5.   Invest for the purpose of exercising control or management;

6.   Enter into reverse repurchase agreements;

7. Invest more than 15% of its net assets collectively in all types of illiquid securities;

8. Invest in more than 10% of the outstanding voting securities of any one issuer or;

9. Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund's net assets; or

10. Invest more than 5% of the Fund's net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York or American Stock Exchanges. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value or;

11. Encumber the Fund's assets in an amount exceeding the amount of the borrowing secured thereby except to the extent necessary to secure permitted borrowings

Additional restrictions of the Fund which are not fundamental provide that the Fund may not engage in arbitrage transactions or write unsecured put options but may write fully covered call options. The Fund may purchase put and call options provided that the aggregate premiums paid for all such options do not exceed 5% of the Fund's total assets.

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
The Fund is subject to the following fundamental investment restrictions. The Fund will not:
1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;

2. Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund's net assets;

3. Invest more than 5% of the Fund's net assets in securities of companies which have (with their predecessors) a record of less than three years continuous operation;

4. Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5. Borrow money, except for temporary emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets;

6. Invest more than 5% of the Fund's net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York Stock Exchange, American Stock Exchange or a recognized foreign exchange. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;

7. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions;

8. Concentrate more than 25% of its net assets in any one industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

9. Purchase or retain the securities of any issuer if, to the Fund's knowledge, those holdings of all officers and directors of the Fund or its affiliates, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;

10.  Invest for the purpose of controlling management of any company;

11. Invest in commodities or commodity futures contracts provided; however, that the entering into of a foreign currency contract shall not be prohibited by this restriction;

12. Invest in real estate or limited partnerships with assets invested in real estate, although the Fund may invest in securities which are secured by interests in real estate and in securities of companies which invest or deal in real estate;

13. Invest in exploration or development for oil, gas or other minerals, although it may invest in the securities of issuers which deal in or sponsor such activities;

14. Invest more than 15% of its net assets collectively in all types of illiquid securities;

15. Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company;

16.  Underwrite the securities of other issuers;

17.  Modify the Fund's investment objective; or

18.  Issue senior securities as defined in the Investment Company Act of 1940.

Additional restrictions of the Fund which are not fundamental provide that the Fund may not encumber the Fund's assets in an amount exceeding the amount of the borrowing secured thereby except to the extent necessary to secure permitted borrowings

DEVELOPING MARKETS GROWTH FUND
--------------------------------------------------------------------------------
The Fund is subject to the following restrictions which are fundamental. The Fund will not:
1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;

2. Purchase or sell commodities or commodity contracts, provided that this restriction does not apply to financial futures contracts or options thereon;

3. Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;

4. Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.   Underwrite the securities of other issuers;

6. Borrow money, except for temporary emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets;

7. Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activites; or

8.   Issue senior securities as defined in the Investment Company Act of 1940.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:
1. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;

2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company;

3. Purchase or retain the securities of any issuer if, to the Fund's knowledge, those holdings of all officers and directors of the Fund or its affiliates, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;

4. Invest more than 5% of its net assets in securities of companies which have (with their predecessors) a record of less than three years' continuous operation;

5.   Invest for the purpose of exercising control or management;

6. Invest more than 5% of the Fund's net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York Stock Exchange, American Stock Exchange or a recognized foreign exchange. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;

7.   Enter into reverse repurchase agreements;

8. Invest more than 15% of its net assets collectively in all types of illiquid securities;

9. Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are considered as one class. This restriction is limited to 75% of the Fund's net assets; or

10. Encumber the Fund's assets in an amount exceeding the amount of the borrowing secured thereby except to the extent necessary to secure permitted borrowings.

DIVERSIFICATION
--------------------------------------------------------------------------------
As a fundamental policy (in addition to the fundamental policies and restrictions set forth in the Prospectus and this Statement of Additional Information), each Fund intends to operate as a "diversified" management investment company, as defined in the Investment Company Act of 1940, as amended. A "diversified" investment company means a company which meets the following requirements: At least 75% of the value of the company's total assets is represented by cash and cash items (including receivables), "Government Securities", securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. "Government Securities" means securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or certificates of deposit for any of the foregoing. Additionally, as set forth above, each of the Funds has adopted certain restrictions that are more restrictive than the policies set forth in this paragraph.

SECURITIES IN WHICH THE BALANCED FUND MIGHT INVEST

MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
The mortgage-backed securities in which the Fund invests provide funds for mortgage loans made to residential home buyers. These include securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage banks, commercial banks and insurance companies. Pools of mortgage loans are assembled for sale to investors such as the Fund by various private, governmental and government-related organizations.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments which consist of both interest and principal payments to the investor. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-backed securities, i.e., GNMA's, are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

The principal government guarantor of mortgage-backed securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to issue mortgage pass-through securities and guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on loans originated by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

The Federal Home Loan Mortgage Corporation ("FHLMC") also pools mortgage loans and issues pass-through securities. FHLMC is a corporate instrumentality of the U.S. government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's") which represent interest in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, however, PC's are not backed by the full faith and credit of the U.S. government.

The Federal National Mortgage Association ("FNMA") is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/services which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage banks. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.

The Federal Housing Administration ("FHA") was established by Congress in 1934 under the National Housing Act. A major purpose of the Act was to encourage the flow of private capital into residential financing on a protected basis. FHA is authorized to insure mortgage loans, primarily those related to residential housing. FHA does not make loans and does not plan or build housing. FHA Project Pools are pass-through securities representing undivided interests in pools of FHA-insured multi-family project mortgage loans.

The Fund may purchase securities which are insured but not issued or guaranteed by the U.S. government, its agencies or instrumentalities. An example of such a security is a housing revenue bond (the interest on which is subject to federal taxation) issued by a state and insured by an FHA mortgage loan. The Fund has not purchased this type of security and has no current intent to do so. This type of mortgage is insured by FHA pursuant to the provisions of Section 221(d)(4) of the National Housing Act of 1934, as amended. After a mortgagee files a claim for insurance benefits, FHA will pay insurance benefits up to 100% of the unpaid principal amount of the mortgage (generally 70% of the amount is paid within six months of the claim and the remainder within the next six months). The risks associated with this type of security are the same as other mortgage securities -prepayment and/or redemption prior to maturity, loss of premium (if paid) if the security is redeemed prior to maturity and fluctuation in principal value due to an increase or decrease in interest rates.

The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, the pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayment is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Mortgage pass-through securities which receive regular principal payments have an average life less than their maturity. The average life of mortgage pass-through investments will typically vary from 1 to 18 years.

Yields on pass-through mortgage-backed securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield. The compounding effect from reinvestments of monthly payments received by the Fund will increase the yield to shareholders.

U.S. TREASURY INFLATION-PROTECTION SECURITIES
--------------------------------------------------------------------------------
Inflation-protection securities are a new type of marketable book-entry security issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. Inflation-protection securities will be auctioned and issued on a quarterly basis on the 15th of January, April, July, and October, beginning on January 15, 1997. Initially, they will be issued as 10-year notes, with other maturities added thereafter. The index used to measure inflation will be the non-seasonably adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

The value of the principal will be adjusted for inflation, and every six months the security will pay interest, which will be an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

The principal of the inflation-protection security will be indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

Inflation-adjusted principal or the original par amount, whichever is larger, will be paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October). The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that had been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury had announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the

Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in the regard are final.

Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

OTHER ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
The Fund may invest in asset-backed securities that are backed by consumer credit such as automobile receivables, consumer credit card receivables, and home equity loans.

MUNICIPAL SECURITIES
--------------------------------------------------------------------------------
Municipal securities in which the Fund may invest include securities that are issued by states, territories and possessions of the United States and the District of Columbia and their agencies, instrumentalities and political subdivisions. Tax-exempt municipal securities include municipal bonds, municipal notes and municipal commercial paper. MUNICIPAL BONDS generally have maturities at the time of issuance ranging from one to thirty years, or more. MUNICIPAL NOTES are short-term and generally mature in three months to three years. MUNICIPAL COMMERCIAL PAPER matures in one year or less.

The yields on municipal securities are dependent on a variety of factors, including the general level of interest rates, the financial condition of the issuer, general conditions of the tax-exempt securities market, the size of the issue, the maturity of the obligation and the rating of the issue. Ratings are general, and not absolute, standards of quality. Consequently, securities of the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield.

SECURITIES IN WHICH THE INTERNATIONAL GROWTH FUND MIGHT INVEST
--------------------------------------------------------------------------------
The countries in which the Fund will seek investments include those listed below. The Fund is not obligated and may not invest in all the countries listed; moreover the Fund may invest in countries other than those listed below, when such investments are consistent with the Fund's investment objective and policies.

Pacific Basin:        Australia       Hong Kong     Indonesia      Japan             Malaysia         New Zealand
                      Philippines     Singapore     South Korea    Taiwan            Thailand
Europe:               Austria         Belgium       Denmark        Finland           France           Germany
                      Greece          Ireland       Italy          Luxembourg        Netherlands      Norway
                      Portugal        Spain         Sweden         Switzerland       United Kingdom
Other:                Argentina       Brazil        Canada         Czech Republic    Chile            Hungary +
                      India           Mexico        Peru           Poland            Turkey           Venezuela
                      Israel

     + Indicates countries in which the Fund effectively may invest primarily through investment funds. Such investments are subject to the provisions of the Investment Company Act of 1940 relating to the purchase of securities of investment companies. See "Investment Restrictions".

Under exceptional economic or market conditions abroad, the Fund may temporarily invest all or a major portion of its assets in United States government obligations or high grade debt obligations of companies incorporated in or having their principal activities in the United States.

In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company. In addition, in some instances only special classes of securities may be purchased by foreigners, and the market prices, liquidity, and rights with respect to those securities may vary from shares owned by nationals. The Adviser and Sub-Adviser are not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Fund as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, the Adviser and Sub-Adviser do not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by the Fund. It should be noted, however, that this situation could change at any time. The Fund has no intention of making any significant investment in any country or stock market where the political or economic situation might be considered by the Sub-Adviser to be at risk of substantial or total loss because of such political or economic situation.

SECURITIES IN WHICH THE DEVELOPING MARKETS GROWTH FUND MIGHT INVEST
--------------------------------------------------------------------------------
The Fund defines "developing markets" as those countries determined by the Sub-Adviser (see "Investment Adviser") to have developing or emerging markets or economies. Such countries will generally be defined as "emerging stock markets" by the International Finance Corporation, demonstrate low- to middle-income economies according to the International Bank for Reconstruction and Development (the World Bank), or be listed in World Bank publications as developing. Countries currently not considered as having "developing markets" presently include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

The countries in which the Fund may seek to invest include those listed below and, unless otherwise prohibited herein, the countries listed as potential investments for the International Growth Fund as well. The Fund is not obligated and may not invest in all the countries listed; moreover the Fund may invest in countries other than those listed below, when such investments are consistent with the Fund's investment objectives and policies. The Fund will also not seek to diversify investments among geographic regions or levels of economic development in any particular country.

Pacific Basin:       Bangladesh       China           Hong Kong          India             Indonesia        South Korea
                     Malaysia         Pakistan        Philippines        Singapore         Sri Lanka        Taiwan
                     Thailand         Vietnam +
Europe:              Czech Rep.       Greece          Hungary +          Poland            Portugal
Latin America:       Argentina        Barbados        Belize             Bolivia           Brazil           Chile
                     Colombia         Costa Rica      Ecuador            Jamaica           Mexico           Panama
                     Paraguay         Peru            Trinidad & Tobago  Uruguay           Venezuela
Africa:              Botswana         Egypt           Ghana+             Ivory Coast +     Kenya +          Mauritius +
                     Morocco          Namibia +       Nigeria            South Africa      Swaziland +      Tunisia
                     Zimbabwe
Other:               Bermuda          Cyprus +        Israel             Jordan            Kuwait +         Russia
                     Turkey

     + Indicates countries in which the Fund effectively may invest primarily through investment funds. Such investments are subject to the provisions of the Investment Company Act of 1940 relating to the purchase of securities of investment companies. See "Additional Investment Restrictions".

Investments in companies domiciled in developing market countries may be subject to potentially higher risks than investments in developed countries. See discussion of International Risks Considerations below.

INTERNATIONAL RISK CONSIDERATIONS
--------------------------------------------------------------------------------
Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the United States and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Investments in companies domiciled in developing market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain developing market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain developing market countries may be slowed or reversed by unanticipated political or social events in such countries.

The Funds endeavor to buy and sell foreign currencies on favorable terms. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Funds change investments from one country to another or when proceeds for the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Funds from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Funds' investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

While transactions in forward currency contracts, options, futures contracts and options on futures contracts (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Funds may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Funds than if they had not entered into any hedging positions. In the event of an imperfect correlation between a hedging position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Funds may be exposed to risk of financial loss.

Perfect correlation between the Funds' hedging positions and portfolio positions may be difficult to achieve because hedging instruments in most developing market countries are not yet available. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

The Board of Directors of the Funds considers at least annually the likelihood of the impositions by any foreign government of exchange control restrictions which would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories. See "Other Information".

COMMON INVESTMENTS
--------------------------------------------------------------------------------

SECURITIES LENDING
The lending of portfolio securities to broker-dealers, banks, and other institutions may increase the average annual return to shareholders. Lending of portfolio securities also involves certain risks to a Fund. As with other extensions of credit, there are risks of delay in recovery of loaned securities, or even loss of rights in collateral pledged by the borrower, should the borrower fail financially. However, the Funds will only enter into loan agreements with broker-dealers, banks, and other institutions which the Adviser has determined are creditworthy. The Funds may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the borrower will be required to pledge collateral which the custodian for a Fund's portfolio securities will take into possession before any securities are loaned. Additionally, the borrower may pledge only cash, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, certificate of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents as collateral. There will be a daily procedure to ensure that the pledged collateral is equal in value to at least 100% of the value of the securities loaned. Under such procedure, the value of the collateral pledged by the borrower as of any particular business day will be determined on the next succeeding business day. If such value is less than 100% of the value of the securities loaned, the borrower will be required to pledge additional collateral. The risks of borrower default (and the resultant risk of loss to a Fund) also are reduced by lending only securities for which a ready market exists. This will reduce the risk that the borrower will not be able to return such securities due to its inability to cover its obligation by purchasing such securities on the open market.

To the extent that collateral is comprised of cash, a Fund will be able to invest such collateral only in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents. If a Fund invests cash collateral in such securities, the Fund could experience a loss if the value of such securities declines below the value of the cash collateral pledged to secure the loaned securities. The amount of such loss would be the difference between the value of the collateral pledged by the borrower and the value of the securities in which the pledged collateral was invested.

Although there can be no assurance that the risks described above will not adversely affect a Fund, the Adviser believes that the potential benefits that may accrue to a Fund as a consequence of securities lending will outweigh any such increase in risk.

OBLIGATIONS OF, OR GUARANTEED BY, THE UNITED STATES GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES
--------------------------------------------------------------------------------
Securities issued or guaranteed by the United States include a variety of Treasury securities, which differ only in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

Securities issued and or guaranteed by agencies of the U.S. government and various instrumentalities which have been established or sponsored by the U.S. government may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Some of the government agencies which issue or guarantee securities are the Department of Housing and Urban Development, the Department of Health and Human Services, the Government National Mortgage Association, the Farmers Home Administration, the Department of Transportation, the Department of Defense and the Department of Commerce. Instrumentalities which issue or guarantee securities include the Export-Import Bank, the Federal Farm Credit System, Federal Land Banks, the Federal Intermediate Credit Bank, the Bank for Cooperatives, Federal Home Loan Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

OBLIGATIONS OF BANKS
--------------------------------------------------------------------------------
Bank money instruments in which the Small Cap Growth Fund and the Balanced Fund may invest include certificates of deposit, including variable rate certificates of deposit, bankers' acceptances and time deposits. "Bank" includes commercial banks, savings banks and savings and loan associations. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate, which is tied to the then prevailing certificate of deposit rate, with some premium paid because of the longer final maturity date of the variable rate certificate of deposit. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Variable rate certificates of deposit normally carry a higher interest rate than fixed rate certificates of deposit with shorter maturities, because the bank issuing the variable rate certificate of deposit pays the investor a premium as the bank has the use of the investor's money for a longer period of time. Variable rate certificates of deposit can be sold in the secondary market. In addition, frequently banks or dealers sell variable rate certificates of deposit and simultaneously agree, either formally or informally, to repurchase such certificates, at the option of the purchaser of the certificate, at par on the coupon dates. In connection with the Fund's purchase of variable rate certifies of deposit, it may enter into formal or informal agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. If the agreement to repurchase is informal, there can be no assurance that the Fund would always be able to resell such certificates. Before entering into any such transactions governed by formal agreements, however, the Fund will comply with the provisions of SEC Release 10666 which generally provides that the repurchase agreement must be fully collateralized. With respect to variable rate certificates of deposit maturing in 180 days or less from the time of purchase with interest rates adjusted on a monthly cycle, the Fund uses the period remaining until the next rate adjustment date for purposes of determining the average weighted maturity of its portfolio. With respect to all variable rate instruments not meeting the foregoing criteria, the Fund uses the remaining period to maturity for purposes of determining the average weighted maturity of its portfolio until such time as the Securities and Exchange Commission has determined otherwise.

A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Both domestic banks and foreign branches of domestic banks are subject to extensive, but different, governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing short-term debt conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, also play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. Since the portfolio may contain securities of foreign banks and foreign branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of domestic banks.

The Fund only purchases certificates of deposit from savings and loan institutions which are members of the Federal Home Loan Bank and are insured by the Federal Savings and Loan Insurance Corporation. Such savings and loan associations are subject to regulation and examination. Unlike most savings accounts, certificates of deposit held by the Fund do not benefit materially from insurance either from the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit of foreign branches of domestic banks are not covered by such insurance and certificates of deposit of domestic banks purchased by the Fund are generally in denominations far in excess of the dollar limitations on insurance coverage.

INTERNATIONAL BANK OBLIGATIONS
--------------------------------------------------------------------------------
For the purposes of the Developing Markets Growth Fund's and International Growth Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Funds will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

DEPOSITORY RECEIPTS
--------------------------------------------------------------------------------
The Developing Markets Growth Fund and International Growth Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Government Depository Receipts

("GDRs") and other similar global instruments available in developing markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in United States securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investment in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
--------------------------------------------------------------------------------
The Developing Markets Growth Fund and International Growth Fund may enter into forward currency contracts to attempt to minimize the risk to the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward currency contract is an obligation to purchase or sell a specific currency for an agreed upon price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Funds may enter into a forward currency contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of the security or dividend or interest payment. In addition, when the Funds believe that a foreign currency or currencies may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Funds' portfolio securities denominated in such foreign currency or related currencies that the Adviser feels demonstrate correlation in exchange rate movements (such a practice is called "crosshedging"), or when the Funds believe that the U.S. dollar may suffer a substantial decline against a foreign currency or currencies, it may enter into a forward contract to buy a foreign currency for a fixed dollar amount. In connection with the Funds' forward contract transactions, an amount of the Funds' assets equal to the amount of the Fund's commitment will be held aside or segregated to be used to pay for the commitment. Accordingly, the Funds will always have cash, cash equivalents or high quality debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward currency contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate forward currency contracts. In such event, the Funds' ability to utilize forward currency contracts in the manner set forth above may be restricted. Forward currency contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Funds than if it had not engaged in such contracts. The Funds will generally not enter into a forward foreign currency exchange contract with a term greater than one year.

COMMERCIAL PAPER
--------------------------------------------------------------------------------
Short-term debt instruments purchased by the Small Cap Growth Fund and the Balanced Fund consist of commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness of the notes.

The Balanced Fund may invest in commercial paper obligations issued by domestic and foreign entities which, at the time of their purchase, are rated in the highest rating category assigned by Moody's, S&P, Duff and Phelps, Inc. or Fitch Investors Service, Inc. or, if not rated, are issued or guaranteed by companies with an unsecured debt issue currently outstanding rated A or better by Moody's or S&P. The Fund may also invest in participation interests in loans extended by banks or other financial institutions to such companies, and other domestic corporate obligations such as publicly traded bonds, debentures and notes (including variable amount master demand notes) rated in the highest category by the aforementioned rating services.

FUTURES CONTRACTS, OPTIONS AND OPTIONS ON FUTURES CONTRACTS
--------------------------------------------------------------------------------
The Balanced Fund, Developing Markets Growth Fund and International Growth Fund may invest in interest rate futures contracts, index futures contracts and may buy options on such contracts for the purpose of hedging its portfolio of fixed income securities (and not for speculative purposes) against the adverse effects of anticipated movements in interest rates. As a result of entering into futures contracts, no more than 5% of a Fund's net assets may be committed to margin.

The Funds may also purchase exchange traded put and call options on debt securities up to 5% of its net assets for the purpose of hedging. A put option (sometimes called a standby commitment) gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option receives the premium and has the obligation to buy the underlying securities upon exercise at the exercise price during the option period. A call option (sometimes called a reverse standby commitment) gives the purchaser of the option, in return for a premium, the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option receives the premium and has the obligation at the exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. A principal risk of standby commitments is that the writer of a commitment may default on its obligation to repurchase or deliver the securities.

A futures contract is an agreement to purchase or deliver a debt security in the future for a stated price on a certain date. The Funds may use interest rate futures solely as a defense or hedge against anticipated interest rate changes and not for speculation. The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling debt securities with long maturities and investing in debt securities with short maturities when interest rates are expected to increase, or conversely, selling short-term debt securities and investing in long-term debt securities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, such protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

DESCRIPTION OF FUTURES CONTRACTS. A futures contract sale creates an obligation by a Fund, as seller, to deliver the type of financial instrument called for in the contract at a specified future time for a stated price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the underlying financial instrument at a specified future time for a stated price. The specific securities delivered or taken, respectively, at settlement date, are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the Fund is paid the difference and realizes a gain. If the price of the offsetting purchase exceeds the price of the initial sale, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

The Fund is required to maintain margin deposits with brokerage firms through which it enters into futures contracts. Margin balances will be adjusted at least weekly to reflect unrealized gains and losses on open contracts. In addition, the Fund will pay a commission on each contract, including offsetting transactions.

Futures contracts are traded only on commodity exchanges--known as "contract markets"--approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. The CFTC regulates trading activity on the exchanges pursuant to the Commodity Exchange Act. The principal exchanges are the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. The staff of the CFTC has indicated that an entity such as the Fund would not be a "pool" if it traded commodity futures contracts solely for hedging purposes and not for speculation. Furthermore, the Fund is restricted to no more than 5% of its net assets being committed to margin on futures contracts and premiums for options on futures contracts, and therefore will not operate as a "pool" as that term is defined by the CFTC.

RISKS IN FUTURES CONTRACTS. One risk in employing futures contracts to protect against cash market price volatility is the prospect that futures prices will correlate imperfectly with the behavior of cash prices. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest trends by the Adviser may still not result in a successful transaction.

Another risk is that the Adviser would be incorrect in its expectation as to the extent of various interest rate movements (anticipated securities prices and foreign currency exchange rates for the Developing Markets Growth Fund and International Growth Fund) or the time span within which the movements take place. Closing out an interest rate futures contract purchase at a loss because of higher interest rates will generally have one or two consequences depending on whether, at the time of closing out, the "yield curve" is normal (long-term rates exceeding short-term). If the yield curve is normal, it is possible that the Fund will still be engaged in a program of buying long-term securities. Thus, closing out the futures contract purchase at a loss will reduce the benefit of the reduced price of the securities purchased. If the yield curve is inverted, it is possible that the Fund will retain its investments in short-term securities earmarked for purchase of longer term securities. Thus, closing out of a loss will reduce the benefit of the incremental income that the Fund will experience by virtue of the high short-term rates.

RISKS OF OPTIONS. The use of options and options on interest rate futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options and options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

The effective use of options strategies is dependent, among other things, upon the Fund's ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although the Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Fund's transactions involving options on futures contracts will be conducted only on recognized exchanges.

Although the Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Funds would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspension or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

PURCHASE OF PUT OPTIONS ON INTEREST RATE FUTURES CONTRACTS. The Funds may purchase put options on interest rate futures contracts if the Adviser anticipates a rise in interest rates. Because the value of an interest rate or municipal bond index futures contract moves inversely in relation to changes in interest rates, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on futures contracts at a time when the Adviser expects interest rates to rise, the Fund will seek to realize a profit to offset the loss in value of its portfolio securities.

PURCHASE OF CALL OPTIONS ON INTEREST RATE FUTURES CONTRACTS. The Funds may purchase call options on interest rate futures contracts if the Adviser anticipates a decline in interest rates. The purchase of a call option on an interest rate of municipal bond index futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. Because the value of an interest rate or municipal bond index futures contract moves inversely in relation to changes to interest rates, a call option on such a contract becomes more valuable as interest rates decline. The Fund will purchase a call option on a futures contract to hedge against a decline in interest rates in a market advance when the Fund is holding cash. The Fund can take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market is stabilized. At that time, the options can be liquidated and the Fund's cash can be used to buy long-term securities.

The Funds expect that new types of securities, futures contracts, options thereon, and put and call options on securities and indices may be developed in the future. As new types of instruments are developed and offered to investors, the Adviser will be permitted to invest in them provided that the Adviser believes their quality is equivalent to the Fund's quality standards.

COMPUTATION OF NET ASSET VALUE
--------------------------------------------------------------------------------
Net asset value is determined as of the close of the New York Stock Exchange on each day that the exchange is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the Fund's net asset value per share. The customary national business holidays observed by the New York Stock Exchange and on which the Funds are closed are:
New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share will not be determined on these national holidays.

On June 30, 1997, the net asset value and public offering price per share for each Fund was calculated as follows:

Large Cap Growth Fund:
               net assets            $72,226,377
               ---------------------------------
               shares outstanding      1,788,115   = net asset value (NAV) per share = public offering price per share
                                                                                                              $40.39

Mid Cap Growth Fund:
               net assets            $386,542,788
               ---------------------------------
               shares outstanding      25,054,968  = NAV per share = public offering price per share          $15.43

Small Cap Growth Fund:
               net assets            $58,357,892
               ---------------------------------
               shares outstanding      3,088,599   = NAV per share = public offering price per share          $18.89

Balanced Fund:
               net assets            $5,103,163
               ---------------------------------
               shares outstanding       341,882    = NAV per share = public offering price per share          $14.93

International Growth Fund:
               net assets            $99,279,104
               ---------------------------------
               shares outstanding      5,346,430   = NAV per share = public offering price per share          $18.57

Developing Markets Growth Fund:
               net assets            $16,789,056
               ---------------------------------
               shares outstanding      1,287,834   = NAV per share = public offering price per share          $13.04

CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------
Advertisements and other sales literature for the Funds may refer to cumulative total return, average annual total return and yield.

CUMULATIVE TOTAL RETURN. Total return means cumulative total return and is calculated by finding the cumulative compounded rate of return over the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  CTR   =   (ERV-P) X 100
                             -----
                               P
                  CTR   =   cumulative total return
                  ERV   =   ending redeemable value at the end of the period of
                            a hypothetical $1,000 payment made at the beginning
                            of such period
                    P   =   initial payment of $1,000

This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

             P(1+T)n  =   ERV
                   P  =   a hypothetical initial payment of $1,000;
                   T  =   average annual total return;
                   n  =   number of years; and
                  ERV =   ending redeemable value at the end of the period
                          of a hypothetical $1,000 payment made at the beginning of such period.

This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula:

             Yield  =   2[(  a - b  + 1) 6 - 1]
                           --------
                               cd
                 a  =   dividends and interest earned during the periods;
                 b  =   expenses accrued for the period (net of reimbursements);
                 c  =   the average daily number of shares outstanding during
                        the period that were entitled to receive dividends; and
                 d  =   the maximum offering price per share on the last day of
                        the period.

MANAGEMENT
--------------------------------------------------------------------------------
The Funds as a group pay each director, who is not also an officer, an annual fee of $8,000, $2,000 for each meeting attended, and provide reimbursement for travel and other expenses. The names, addresses, principal occupations and other affiliations of directors and officers of the Funds are given below. Except as noted below, the business address of each officer and director is the same as that of the Adviser - 4600 Norwest Center, Minneapolis, Minnesota.


NAME & ADDRESS               POSITION WITH THE FUNDS             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------               -----------------------             ----------------------------------------
Eugene C. Sit, CFA *         Director - All Funds                Chairman, CEO and CIO Sit Investment Associates, Inc. (the
                             Chairman - All Funds                "Adviser"); Chairman and CEO of Sit/Kim International
                                                                 Investment Associates, Inc. (the "Sub-Adviser"); Director and
                                                                 Chairman of Sit U.S. Government Securities Fund, Inc. Sit
                                                                 Mutual Funds II, Inc., Sit Money Market Fund, Inc., (the
                                                                 "Sit Bond Funds"); Director of SIA Securities Corp. (the
                                                                 "Distributor")

Peter L. Mitchelson, CFA *   Director - All Funds                President and Director of the Adviser; Executive Vice
                             Vice Chairman - All Funds           President and Director the of Sub-Adviser; Director and
                             Sr. Portfolio Manager -             Vice Chairman of Sit Bond Funds; Director of the Distributor
                             Large Cap Growth
                             and Balanced Funds

William E. Frenzel *         Director - All Funds                Director of the Sit Funds; Advisory Director of the Adviser;
1775 Massachusetts Ave. NW                                       Director of Sub-Adviser; Guest Scholar at The
Washington DC 20036                                              Brookings Institution; Formerly a Senior member of Congress and a ranking member on the House Ways and Means Committee and
                                                                 Vice Chairman of the House Budget Committee

John E. Hulse                Director - All Funds                Director of the Sit Funds;  Director,  Vice Chairman and Chief
4303 Quail Run Lane                                              Financial Officer at Pacific Telesis Group until June 1992;
Danville, CA 94506                                               Trustee, Benild Religious & Charitable Trust; Trustee, Pacific
                                                                 Gas & Electric Nuclear Decommissioning Trust

Sidney L. Jones              Director - All Funds                Director of the Sit Funds; Adjunct Faculty, Center for Public
8505 Parliament Drive                                            Policy Education, The Brookings Institution; Visiting Research
Potomac, MD 20854                                                Associate in Economics at Carleton College; Former Assistant
                                                                 Secretary for Economic Policy, United States Department
                                                                 of the Treasury

Donald W. Phillips           Director - All Funds                Director of the Sit Funds; President of Forstmann-Leff
111 West Jackson                                                 International Inc.; Executive Vice President of
Chicago, IL 60606                                                Equity Financial and Management Company until 1997; Chairman of Equity Institutional Investors, Inc. until 1997; Chief
                                                                 Investment Officer of Ameritech, Inc., until 1990

Melvin C. Bahle              Director Emeritus -                 Director of the Sit Funds; Financial consultant; Director and/or
#1 Muirfield Lane            All Funds                           Officer of several companies, foundations and religious
St. Louis, MO 63141                                              organizations

Mary K. Stern                President - All Funds               President of the Sit Mutual Funds; Formerly President of
                                                                 Mutual Fund Group and Executive Vice President of Society
                                                                 Bank, Cleveland, Ohio until 1994; Vice President of Norwest
                                                                 Bank Minnesota, N.A. until 1992.

Paul E. Rasmussen            Vice President & Treasurer          Vice President, Secretary and Controller for the Adviser;
                             All Funds                           and Sub-Adviser; Vice President and Treasurer of the Sit
                                                                 Funds; President and Treasurer of the Distributor

Michael C. Brilley           Senior Vice President -             Senior Vice President and Senior Fixed Income Officer
                             Balanced Fund                       of Adviser; Senior Vice President of Sit Bond Funds

NAME & ADDRESS               POSITION WITH THE FUNDS             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------               -----------------------             ----------------------------------------

Erik S. Anderson             Vice President-Investments -        Vice President - Equity Research & Portfolio Management
                             All Funds                           of the Adviser

Ronald D. Sit                Vice President-Investments          Vice President - Equity Research and Portfolio
                             All Funds                           Management of the Adviser

Michael P. Eckert            Vice President - Group              Vice President - Group Manager of the Sit Funds
                             Manager - All Funds

Michael J. Radmer            Secretary - All Funds               Secretary of the Sit Funds; Partner of the Funds' general
220 South Sixth Street                                           counsel, Dorsey & Whitney LLP
Minneapolis, MN

-------------------
* Directors who are deemed to be "interested persons" of the Funds as that term is defined by the Investment Company Act of 1940. Messrs. Sit and Mitchelson are interested persons because they are officers of the Adviser. Mr. Frenzel is an interested person of the International Growth Fund and Developing Markets Growth Fund because he is a director of the Sub-Adviser, and may be deemed to be an interested person of all Funds because he is an advisory director of the Adviser.

Mr. Ron Sit is a son of Eugene C. Sit.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Adviser (or an affiliate) has served as the investment adviser for each Fund since the inception of each Fund.

TERMS COMMON TO ALL FUNDS' INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------
Agreements Each Fund's Investment Management Agreement provides that the Adviser will manage the investment of the Fund's assets, subject to the applicable provisions of the Fund's articles of incorporation, bylaws and current registration statement (including, but not limited to, the investment objective, policies and restrictions delineated in the Fund's current prospectus and Statement of Additional Information), as interpreted from time to time by the Fund's Board of Directors. Under each Agreement, the Adviser has the sole and exclusive responsibility for the management of the Fund's investment portfolio and for making and executing all investment decisions for the Fund. The Adviser is obligated under each Agreement to report to the Fund's Board of Directors regularly at such times and in such detail as the Board may from time to time determine appropriate, in order to permit the Board to determine the adherence of the Adviser to the Fund's investment policies. Each Agreement also provides that the Adviser shall not be liable for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except losses resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

Each Agreement provides that the Adviser shall, at its own expense, furnish all office facilities, equipment and personnel necessary to discharge its responsibilities and duties under the Agreement and that the Adviser will arrange, if requested by the Fund, for officers or employees of the Adviser to serve without compensation from the Fund as directors, officers or employees of the Fund if duly elected to such positions by the shareholders or directors of the Fund.

Each Investment Management Agreement provides that it will continue in effect from year to year only as long as such continuance is specifically approved at least annually by the applicable Fund's Board of Directors or shareholders and by a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Adviser or the Fund. The Agreement is terminable upon 60 days' written notice by the Adviser or the Fund and will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

COMPENSATION AND ALLOCATION OF EXPENSES
--------------------------------------------------------------------------------
Under each of the Fund's Investment Management Agreement, the Fund is obligated to pay the Adviser a flat monthly fee, which is equal on an annual basis to the following percentages of the average daily net assets of the Funds:

       Sit Large Cap Growth Fund, Inc.                      1.00%
       Sit Mid Cap Growth Fund, Inc.                        1.25
       Sit Small Cap Growth Fund                            1.50
       Sit Balanced Fund                                    1.00
       Sit International Growth Fund                        1.85
       Sit Developing Markets Growth Fund                   2.00

However, under each such Fund's Agreement, the Adviser has agreed to bear all of the Fund's expenses, except for extraordinary expenses (as designated by a majority of the Fund's disinterested directors), interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund.

For the period November 1, 1996 through December 31, 1998 the Adviser has voluntarily agreed to limit the management fee (and thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of the Mid Cap Growth Fund to 1.00% of the Fund's average daily net assets. After December 31, 1998, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

For the period January 1, 1994 through December 31, 1998, the Adviser has voluntary agreed to limit the management fee (and thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of the International Growth Fund to 1.50% per year of the Fund's average daily net assets. After December 31, 1998, this voluntary fee waiver may be discontinued by the Adviser at its sole discretion.

Prior to November 1, 1996 the Investment Management Agreement between the Adviser and each of Large Cap Growth Fund and Mid Cap Growth Fund provided that the Fund was obligated to pay the Adviser a monthly fee based on average daily net assets ("net assets") on an annual basis equal to 1.00% for the first $30 million of net assets, .75% for the next $70 million of net assets and .50% for the excess of $100 million of net assets. The Adviser was obligated to reimburse each of Large Cap Growth Fund and Mid Cap Growth Fund for all of the Fund's expenses except for extraordinary expenses (as designated by a majority of each Fund's disinterested directors), interest, brokerage commissions and other transaction charges relating to each Fund's investing activities (which expenses were the sole responsibility of the Fund, irrespective of amount), which exceed, on an annual basis, an amount equal to 1.50% of the first $30 million of the Fund's average daily net assets and 1.00% of average daily net assets in excess of $30 million. Subject to this expense limitation, each of Large Cap Growth Fund and Mid Cap Growth Fund was responsible for all of its expenses to the extent not specifically assumed by the Adviser under the Agreement. For the period October 1, 1993 through October 31, 1996, the Adviser voluntarily agreed to absorb expenses that were otherwise payable by the Large Cap Growth Fund which exceeded 1.00% of the Fund's average daily net assets.

Set forth below are the investment management fees and other expenses paid by each of Large Cap Growth Fund and Mid Cap Growth Fund during the fiscal years ended June 30, 1997, 1996, and 1995; the Balanced Fund during the fiscal year ended June 30, 1997, 1996 and 1995, and the Developing Markets Growth Fund and Small Cap Growth Fund during the fiscal years ended June 30, 1997, 1996, and 1995. Fees and expenses of the Funds waived or paid by the Adviser during such years are also set forth below.

                                                                                                                         DEVELOPING
                                      LARGE CAP         MID CAP           SMALL CAP                         INT'L          MARKETS
                                       GROWTH           GROWTH             GROWTH         BALANCED         GROWTH          GROWTH
1997                                    FUND             FUND               FUND            FUND            FUND            FUND
----                                -----------      ------------       -----------      ----------      -----------     -----------
AVERAGE NET ASSETS                  $59,728,101      $364,106,590       $53,823,220      $4,436,834      $87,622,427     $11,513,549
   Investment Advisory Fees             595,823         3,757,126           807,030          44,340        1,620,463         229,821
   Other Expenses                        51,486           218,000                00              00               00              00
   Expenses Waived                     (50,548)         (609,840)                00              00        (306,575)              00
                                    -----------      ------------       -----------      ----------      -----------     -----------
   Net Fund Expenses                    596,761         3,365,286           807,030          44,340        1,313,888         229,821
Ratio of expenses to average
   daily net assets                     1.00%                .92%             1.50%           1.00%            1.50%           2.00%

1996
----
AVERAGE NET ASSETS                  $47,832,651      $365,970,895       $31,974,176      $3,495,052      $77,186,188      $5,968,028
   Investment Advisory Fees             433,174         2,152,618           477,179         34,853         1,424,797         118,946
   Other Expenses                       154,353           682,900                00              00               00              00
   Expenses Waived                    (110,099)                00                00              00        (269,556)              00
                                    -----------      ------------       -----------      ----------      -----------     -----------
   Net Fund Expenses                    477,428         2,835,518           477,179          34,853        1,155,241         118,946
118,946
Ratio of expenses to average
   daily net assets                       1.00%             0.77%             1.50%           1.00%            1.50%           2.00%

1995
----
AVERAGE NET ASSETS                  $38,025,336      $307,708,007        $5,578,503      $1,715,183      $65,382,362      $3,493,458
   Investment Advisory Fees             359,972         1,862,769            83,184          17,120        1,209,349          69,616
   Other Expenses                       152,295           687,200                00              00               00              00
   Expenses Waived                    (132,305)                00                00              00        (228,795)              00
                                    -----------      ------------       -----------      ----------      -----------     -----------
   Net Fund Expenses                    379,962         2,549,969            83,184          17,120          980,554          69,616
Ratio of expenses to average
   daily net assets                       1.00%              .83%             1.50%           1.00%            1.50%           2.00%

THE SUB-ADVISER - INTERNATIONAL GROWTH FUND AND DEVELOPING MARKETS GROWTH FUND
--------------------------------------------------------------------------------
The International Growth Fund's and Developing Markets Growth Fund's Investment Management Agreement authorizes the Adviser, at its option and at its sole expense, to appoint a sub-adviser, which may assume all or such responsibilities and obligations of the Adviser pursuant to the Investment Management Agreement as shall be delegated to the sub-adviser; provided, however, that any discretionary investment decisions made by the sub-adviser shall be subject to approval or ratification by the Adviser, and any appointment of a sub-adviser and assumption of responsibilities and obligations of the Adviser by such sub-adviser shall be subject to approval by the Board of Directors, and as required by law the shareholders, of the Company; and provided, further, that the appointment of any sub-adviser shall in no way limit or diminish the Adviser's obligations and responsibilities under the Investment Management Agreement. Pursuant to this authority, the Sub-Adviser serves as International Growth Fund's and Developing Markets Growth Fund's Sub-Adviser.

The current Sub-Advisory Agreement provides that the Sub-Adviser agrees to manage the investment of International Growth Fund's and Developing Markets Growth Fund's assets, subject to the applicable provisions of the Funds' articles of incorporation, bylaws and current registration statement (including, but not limited to, the investment objective, policies and restrictions delineated in the Fund's current prospectus and Statement of Additional Information), as interpreted from time to time by the Fund's Board of Directors. The Agreement also provides that any discretionary investment decisions made by the Sub-Adviser are subject to the Adviser's review, approval or ratification at the Adviser's discretion.

For its services under the Sub-Advisory Agreement, absent any voluntary fee waivers, the Adviser has agreed to pay the Sub-Adviser a monthly fee equal to the percentages set forth below of the value of the International Growth Fund's and Developing Markets Growth Fund's average daily net assets:

                                                        International Growth    Developing Markets
                                                                Fund                Growth Fund
                                                        --------------------    ------------------
      First $100 million of average daily net assets            .75%                    .75%
      Next $100 million of average daily net assets             .50%                    .60%
      Assets in excess of $200 million                          .40%                    .50%

However, until such month that the cumulative fees received by the Adviser pursuant to the Investment Management Agreement equaled or exceeded the cumulative out-of-pocket expenses of the Funds borne by the Adviser pursuant to the Investment Management Agreement ("Positive Cash Flow"), the Sub-Adviser agreed to waive any fees otherwise receivable by it from the Adviser pursuant to the Sub-Advisory Agreement. After the Adviser achieved Positive Cash Flow, the Adviser agreed to pay the Sub-Adviser the lesser of (i) 75% of the Adviser's Positive Cash Flow during each applicable month, or (ii) the fee provided for above. Pursuant to the Investment Management Agreement the Adviser paid the Sub-Adviser fees of $448,876, $425,433, $501,023 and $569,650 for the fiscal years ended June 30, 1994, 1995, 1996, and 1997 respectively with respect to services provided on behalf of the International Growth Fund; and fees of $0, $27,000 and $86,493 for the fiscal years ended June 30, 1995, 1996 and 1997 with respect to services provided on behalf of the Developing Markets Growth Fund.

The Sub-Advisory Agreement continues in effect from year to year only as long as such continuance is specifically approved at least annually by (i) the Board of Directors of the Fund or by the vote of a majority of the outstanding voting shares of the Fund, and (ii) by the vote of a majority of the directors of the Company who are not parties to the Agreement or interested persons of the Adviser, the Sub-Adviser, the International Growth Fund or the Developing Markets Growth Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors of Sit Mutual Funds, Inc., the issuer of the International Growth Fund and Developing Markets Growth Fund or by the vote of a majority of the outstanding voting shares of the Fund, or by the Sub-Adviser or the Adviser, upon 30 days' written notice to the other party. Additionally, the Agreement automatically terminates in the event of its assignment.

DISTRIBUTOR
--------------------------------------------------------------------------------
Sit Mutual Funds, Inc. (the "Company") on behalf of the Large Cap Growth Fund, Inc., Mid Cap Growth Fund, Inc., Small Cap Growth Fund, Balanced Fund, International Growth Fund, and the Developing Markets Growth Fund have entered into Underwriting and Distribution Agreements with SIA Securities Corp. ("Securities"), an affiliate of the Adviser, pursuant to which Securities will act as each Fund's principal underwriter. Securities will market each Fund's shares only to certain institutional investors and all other sales of each Fund's shares will be made by each Fund. The Adviser will pay all expenses of Securities in connection with such services and Securities is otherwise not entitled to any other compensation under the Underwriting and Distribution Agreement. Each Fund will incur no additional fees in connection with the Underwriting and Distribution Agreement.

Pursuant to the Underwriting and Distribution Agreement, Securities has agreed to act as the principal underwriter for each Fund in the sale and distribution to the public of shares of each Fund, either through dealers or otherwise. Securities has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. The Underwriting and Distribution Agreement is renewable from year to year if the Fund's directors approve such agreement. The Fund or Securities can terminate the Underwriting and Distribution Agreement at any time without penalty on 60 days' notice written notice to the other party. The Underwriting and Distribution Agreement terminates automatically upon its assignment. In the Underwriting and Distribution Agreement, Securities agrees to indemnify each Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of each Fund's shares, except to the extent that such liability is the result of information which was obtainable by Securities only from persons affiliated with the Fund but not Securities.

Securities or the Adviser may enter into agreements with various brokerage or other firms pursuant to which such firms provide certain administrative services with respect to customers who are beneficial owners of shares of the Funds. The Adviser or Securities may compensate such firms for the services provided, which compensation is based on the aggregate assets of customers that are invested in the Funds.

BROKERAGE
--------------------------------------------------------------------------------
Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the applicable Fund. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten fixed income and equity offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's selling concession or discount. Certain of these securities may also be purchased directly from the issuer, in which case neither commissions nor discounts are paid.

The Adviser (or Sub-Adviser, as applicable) selects and, where applicable, negotiates commissions with the broker-dealers who execute the transactions for one or more of the Funds. The primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser (or Sub-Adviser, as applicable) to secure prompt execution of the transactions on favorable terms, including the best price of the security, the reasonableness of the commission and considering the state of the market at the time. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research or services to the Adviser or Sub-Adviser. Such research or services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities. Such services also may include analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. This allows the Adviser (or Sub-Adviser, as applicable) to supplement its own investment research activities and enables the Adviser (or Sub-Adviser, as applicable) to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser or Sub-Adviser, the Adviser or Sub-Adviser receives a benefit, not capable of valuation in dollar amounts, without providing any direct monetary benefit to the applicable Funds from these transactions. The Adviser and the Sub-Adviser believe that most research services they receive generally benefit several or all of the investment companies and private accounts which they manage, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

Both the Adviser and the Sub-Adviser maintain an informal list of broker-dealers, which is used from time to time as a general guide in the placement of Fund business, in order to encourage certain broker-dealers to provide the Adviser and the Sub-Adviser with research services which the Adviser and the Sub-Adviser anticipate will be useful to them in managing the Funds. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. Each of the Adviser and the Sub-Adviser will authorize a Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser (or Sub-Adviser, as applicable) determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's or Sub-Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion. Generally, the Fund pays commissions higher than the lowest commission rates available. Some investment companies enter into arrangements under which a broker-dealer agrees to pay the cost of certain products or services (not including research services) in exchange for fund brokerage ("brokerage/services arrangements"). Under a typical brokerage/service arrangement, a broker agrees to pay a fund's custodian fees or transfer agent fees and, in exchange, the fund agrees to direct a minimum amount of brokerage to the broker. The Adviser does not intend to enter into such brokerage/service arrangements on behalf of the Funds. Some investment companies enter into arrangements that provide for specified or reasonably ascertainable fee reductions in exchange for the use of fund assets ("expense offset arrangements"). Under such expense offset agreements, expenses are reduced by foregoing income rather than by re-characterizing them as capital items. For example, a fund may have a "compensating balance" agreement with its custodian under which the custodian reduces its fee if the fund maintains cash or deposits with the custodian in non-interest bearing accounts. The Adviser does not intend to enter into expense offset agreements involving assets of the Funds

Most all domestic (U.S.) securities trades will be executed through U.S. brokerage firms and commercial banks. Most foreign equity securities will be obtained in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), or securities convertible into foreign equity securities. ADRs or EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which International Growth Fund may invest are generally traded in the over-the-counter markets.

Fund management does not currently anticipate that the Fund will effect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Funds, the Adviser or the Sub-Adviser.

The Adviser has entered into agreements with Capital Institutional Services, Inc. ("CIS"), and Lipper Analytical Securities Corporation ("LAS"), unaffiliated registered broker-dealers located in Dallas and New York respectively. All transactions placed with CIS and LAS are subject to the above criteria. CIS and LAS provide the Adviser with a wide variety of economic, performance, and investment research information.

Investment decisions for each Fund are made independently of those for other clients of the Adviser, including the other Funds. When the Funds or clients simultaneously engage in the purchase or sale of the same securities, the price of the transactions is averaged and the amount allocated in accordance with a formula deemed equitable to each Fund and client. In some cases, this system may adversely affect the price paid or received by the Fund or the size of the position obtainable. Total brokerage commissions paid by the Funds for the fiscal years ended June 30, 1997, 1996, 1995, and 1994 include commissions as set forth below which were paid to firms that supplied the Funds and Adviser with statistical and research services.

                                          1997                    1996                    1995                    1994
                                  AMT PAID TO              AMT PAID TO             AMT PAID TO             AMT PAID TO
                                    FIRMS FOR                FIRMS FOR               FIRMS FOR               FIRMS FOR
                                 STATISTICS &             STATISTICS &            STATISTICS &            STATISTICS &
FUND                  TOTAL          RESEARCH     TOTAL       RESEARCH    TOTAL       RESEARCH    TOTAL       RESEARCH
----                  -----------------------     --------------------    --------------------    --------------------
Large Cap Growth      $ 38,746        $11,214     $61,284      $19,625    $63,079      $19,164    $50,554      $46,413
Mid Cap Growth         304,909         63,380     476,952       90,946    573,104      102,087    326,784      264,760
Small Cap Growth        77,528         25,084      68,257       12,060     19,529        1,730        n/a          n/a
Balanced                 1,736            638       2,389        1,317      1,764          622        536            0
Int'l Growth           260,243         11,840     242,798       12,762    180,798        2,340    191,814            0
Developing Markets      85,207          1,224      52,905        1,020     32,804            0        n/a          n/a

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

The following persons owned of record or beneficially 5% or more of the respective Fund's outstanding shares as of August 20, 1997:

                                                                                   Record    Beneficially    Of Record &
Person                                                                              Only         Only        Beneficially
------                                                                             ------    ------------    ------------
LARGE CAP GROWTH  FUND
     The Danforth Foundation, c/o Melvin C. Bahle, 231 Bemiston Ave.,                                           6.63%
         Ste. 1080, St. Louis, MO

MID CAP GROWTH FUND
     Fishnet & Co., Master Trust Division, c/o State Street Bank & Trust Co.,       5.03%
         P.O. Box 1992, Boston, MA

                                                                                   Record    Beneficially    Of Record &
Person                                                                              Only         Only        Beneficially
------                                                                             ------    ------------    ------------
SMALL CAP GROWTH FUND
     Robert Gendron, Trustee, University of California Berkeley Foundation,
         2440 Bancroft Way, Ste 308, Berkeley, CA                                  14.36%
     Sit Investment Associates (various accounts) 4600 Norwest Center
         Minneapolis, MN                                                                                        6.73%
     Charles Schwab & Co., Inc., Special Custody Acct FBO Cust., 101
         Montgomery, San Francisco, CA                                              5.89%
     Eugene C. Sit and Gail V. Sit, P.O. Box 2132,
         Minneapolis, MN                                                                                        5.30%

BALANCED FUND
     Sit Investment Associates (various accounts) 4600 Norwest Center
         Minneapolis, MN                                                                                       31.83%
     Richard & Marlys Lynch, Trustees, El-Tronic Precision, Inc., Profit
         Sharing Plan & 401K Plan, 7345 Baker St. NE, Fridley, MN                  11.51%
     Dennis W. Gartner, Trustee, Electric Component Sales Inc., Profit Sharing
         Plan & Trust, 6474 City West Parkway, Eden Prairie, MN                     9.95%
     Robert Vokes & Kraig Lungstrom, Trustees, Northstar Matrix Service
         401k Plan, 7101 31st Ave N., Minneapolis, MN                               6.95%

INTERNATIONAL GROWTH FUND
     Charles Schwab & Co., Special Custody Acct FBO Cust., 101
         Montgomery St., San Francisco, CA                                         11.62%

DEVELOPING MARKETS GROWTH FUND
     Charles Schwab & Co., Special Custody Acct FBO Cust., 101
         Montgomery St., San Francisco, CA                                         16.77%
     National Financial Services Corp., FBO Cust., Church Street
         Station, P.O. Box 3988, New York, NY                                       8.53%
     Sit Investment Associates (various accounts) 4600 Norwest Center
         Minneapolis, MN                                                                                        7.65%


TAXES
--------------------------------------------------------------------------------
The tax status of the Funds and the distributions which they may make are summarized in the prospectus in the section entitled "Taxes." Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

To qualify under Subchapter M for tax treatment as a regulated investment company, each Fund must, among other things: (1) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stocks, securities, or currency; (3) derive less than 30% of its annual gross income from the sale or other disposition of stock, securities, options, futures, or forward contracts held for less than three months; and (4) diversify its holdings so that, at the end of each fiscal quarter of the Fund, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, United States Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer (other than United States Government securities or securities of other regulated investment companies). (The requirement under clause (3) above has been repealed, effective for the taxable year of the Funds beginning July 1, 1998.)

Each Fund is subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, each Fund must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (both long-term and short-term) for the twelve-month period ending October 31 of the calendar year.

When shares of a Fund are sold or otherwise disposed of, the Fund shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sale price of the shares disposed of, if, as is usually the case, the Fund shares are a capital asset in the hands of the Fund shareholder. In addition, pursuant to a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of such shares will be a long-term capital loss to the extent of such long-term capital gain distribution. Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange.

Except for the transactions the Developing Markets Growth Fund or International Growth Fund identifies for federal income tax purposes as hedging transactions, the Developing Markets Growth Fund and International Growth Fund are required to recognize as income for each taxable year their net unrealized gains and losses on forward currency contracts as of the end of the year as well as those actually realized during the year, if any. Except for transactions in forward currency contracts which are classified as part of a "mixed straddle," gain or loss recognized with respect to forward currency contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. In the case of a transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

Sales of forward currency contracts which are intended to hedge against a change in the value of securities or currencies held by the Developing Markets Growth Fund and International Growth Fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

It is expected that any net gain realized from the closing out of forward currency contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above.

Any realized gain or loss on closing out a forward currency contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a recognized capital gain or loss for tax purposes. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Developing Markets Growth Fund and International Growth Fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

The Developing Markets Growth Fund and International Growth Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Currently, such funds are the only or primary means by which the Funds may invest in Hungary and India. In addition to bearing their proportionate share of the Developing Markets Growth Fund's and International Growth Fund's expenses (management fees and operating expenses), shareholders will also bear indirectly similar expenses of such funds. Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Developing Markets Growth Fund and International Growth Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The information contained in the financial statements and annual reports to shareholders of the Funds is incorporated by reference in this Statement of Additional Information.

OTHER INFORMATION CUSTODIAN;

SUB-CUSTODIAN; COUNSEL; ACCOUNTANTS
--------------------------------------------------------------------------------
The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675 acts as custodian of the Funds' assets and portfolio securities; Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is the independent General Counsel for the Funds; and KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, acts as the Funds' independent accountants.

Pursuant to Rule 17f-5 under the 1940 Act, the Board of Directors of the Developing Markets Growth Fund and International Growth Fund approved the use of the following sub-custodian banks and securities depositories to maintain foreign securities in or near the market in which they are principally traded and to maintain cash in amounts reasonably necessary to effect foreign securities transactions in such locations. The Board of Directors may from time to time approve other countries and subcustodian banks pursuant to Rule 17f-5.

                                                                                     RULE 17f-5
                                                                                      BASIS OF
COUNTRY             BANK/DEPOSITORY                                                  ELIGIBILITY
-------             ---------------                                                  -----------
Argentina           First National Bank Of Boston                                        (1)
                    Caja de Valores                                                      (5)
Australia           Westpac Banking Corporation                                          (2)
Austria             Creditanstalt Bankverein                                             (2)
                    Oesterreichische Kontrollbank AG                                     (5)
Belgium             Banque Bruxelles Lambert                                             (2)
                    Caisse Interprofessionelle de Depots et de Virement
                      de Titres - CIK                                                    (5)
Brazil              First National Bank Of Boston                                        (1)
                    Bolsa de Valores de Sao Paulo - BOVESPA                              (5)
Canada              Royal Bank of Canada                                                 (2)
                    Canadian Depository for Securities - CDS                             (5)
Chile               Citibank                                                             (1)
Colombia            Cititrust Colombia                                                   (6)
Czech Republic      Ceskoslovenska Obchodni Banka                                        (2)
                    Stredisko Cennych Papiru                                             (5)
Denmark             Den Danske Bank                                                      (2)
                    Vaerdipapercentralen - VP Center                                     (5)
Finland             Merita Bank                                                          (2)
France              Credit Commercial de France                                          (2)
                    Societe Interprofessionelle pour la Compensation
                      des Valeurs Mobilieres - SICOVAM                                   (5)
                    Banque de France                                                     (5)
Germany             Dresdner Bank                                                        (2)
Greece              Barclays Bank                                                        (2)
                    Central Securities Depository                                        (5)
Hong Kong           HongKong & Shanghai Bank                                             (2)
                    Hong Kong Securities Clearing Co. Ltd.                               (5)
Hungary             Citibank Budapest                                                    (6)
                    The Central Depository and Clearing House                            (5)
India               Citibank                                                             (1)
Indonesia           Standard Chartered Bank                                              (2)

                                                                                     RULE 17f-5
                                                                                      BASIS OF
COUNTRY             BANK/DEPOSITORY                                                  ELIGIBILITY
-------             ---------------                                                  -----------
Ireland             Allied Irish Bank                                                    (2)
                    The Gilt Settlement Office                                           (5)
Israel              Bank Leumi                                                           (2)
Italy               Banque Paribas                                                       (2)
                    Monte Titoli                                                         (5)
                    Bank of Italy                                                        (5)
Japan               Mitsubishi Bank                                                      (2)
                    Japan Securities Depository Center                                   (5)
                    Bank of Japan                                                        (5)
Korea               Hong Kong and Shanghai Bank                                          (2)
                    Korea Securities Depository Corp - KSD                               (5)
Malaysia            Citibank Berhad                                                      (3)
                    Malaysian Central Depository System                                  (5)
Mexico              Banco Nacional de Mexico                                             (2)
                    Instituto para el Deposito de Valores - INDEVAL                      (5)
Netherlands         MeesPierson                                                          (2)
                    Nederlands Centraal Insituut voor Girall
                      Effectenverkeer B.V. - NECIGEF                                     (5)
New Zealand         ANZ Banking Group (New Zealand)                                      (2)
                    Austraclear New Zealand System                                       (5)
Norway              Christiania Bank og Kreditkasse                                      (2)
                    Verdipapirsentralen - The Norwegian Registry of Securities           (5)
Pakistan            Citibank                                                             (2)
Peru                Citibank                                                             (1)
                    Caja do Valores y Liquidaciones - CAVAL                              (5)
Philippines         HongKong & Shanghai Bank                                             (2)
Poland              Bank Handlowy W Warszawie                                            (2)
                    Bank Polska Kasa Opieki                                              (2)
                    National Depository for Securities                                   (5)
Portugal            Banco Espirito Santo e Commercial                                    (2)
                    Central do Valores Mobiliarios                                       (5)
Singapore           Development Bank of Singapore                                        (2)
                    The Central Depository Pte Ltd.                                      (5)
South Africa        Standard Bank of South Africa                                        (2)
Spain               Banco Bilbao Vizcaya                                                 (2)
                    Servicio de Compensation y Liquidacion de Valores, S.A.              (5)
Sri Lanka           Standard Chartered Bank                                              (2)
                    Central Depository System                                            (5)
Sweden              Skandinaviska Enskilda Banken                                        (2)
                    Vardepapperscentralen                                                (5)
Switzerland         Bank Leu                                                             (2)
                    Schweizerische Effeckten Giro - SEGA                                 (5)
Taiwan              Central Trust of China                                               (2)
                    Taiwan Securities Central Depository                                 (5)
Thailand            Citibank                                                             (1)
                    Share Depository Center - SDC                                        (5)
Turkey              Citibank                                                             (1)
                    Settlement & Custody Company                                         (5)
                    Central Bank of Turkey                                               (5)

                                                                                     RULE 17f-5
                                                                                      BASIS OF
COUNTRY             BANK/DEPOSITORY                                                  ELIGIBILITY
-------             ---------------                                                  -----------
United Kingdom      The Northern Trust Company                                           (1)
                    First Chicago Clearing Centre (CDs only)                             (1)
                    Central Gilts Office                                                 (5)
Venezuela           Citibank                                                             (1)


----------------------
(1) Foreign branch of a United States bank, which qualifies as an eligible domestic custodian under Section 17(f) of the Investment Company Act of 1940.
(2) A bank or trust company that has shareholders' equity in excess of $200 million (US) and is regulated as a bank or trust company by the foreign country's government.
(3) A majority-owned direct or indirect subsidiary of a qualified U.S. Bank or bank holding company that is incorporated or organized under the laws of a country other than the United States and that has shareholder equity in excess of $100 million (US)
(4) A securities depository or clearing agency which operates a trans-national system for the central handling of securities or equivalent book entries.
(5) A central securities depository or clearing agency which operates the central system for the handling of securities or book-entries in that Country.
(6)      SEC exemption
(7)      Qualified United States bank

LIMITATION OF DIRECTOR LIABILITY
--------------------------------------------------------------------------------
Under Minnesota law, each director of the Funds owes certain fiduciary duties to the Funds and to their shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care". Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director
(i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of the Company limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

The Funds are not required under Minnesota law to hold annual or periodically scheduled meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate.

However, the Funds intend to hold meetings of shareholders annually. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of the Funds may demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of the Funds. Within ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Funds. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding fifteen months, in accordance with Section 16(c) under the 1940 Act, the Board of Directors of the Funds shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing so to do by the record holders of not less than 10 percent of the outstanding shares. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto. The Funds will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   APPENDIX A
                        BOND AND COMMERCIAL PAPER RATINGS
BOND RATINGS
     MOODY'S INVESTORS SERVICE, INC.
          Aaa  Judged to be the best quality, carry the smallest degree of investment risk
          Aa   Judged to be of high quality by all standards
          A    Possess many favorable investment attributes and are to be considered as higher medium grade obligations
          Baa  Medium grade obligations. Lack outstanding investment characteristics.
          Ba   Judged to have speculative elements. Protection of interest and principal payments may be very moderate.
          B    Generally lack characteristics of a desirable investment.
               Assurance of interest and principal payments over any long period of time may be small.
          Caa  May be present elements of danger with respect to principal or interest or may be in default
          Ca   Represent obligations which are speculative in a high degree.
               Often in default.
          C    Lowest class of bonds and issued regarded as having extremely poor prospects of attaining any real investment standing.

          Moody's also applies numerical indicators, 1, 2, and 3, to rating categories Aa through Ba. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     STANDARD & POOR'S CORPORATION
          AAA  Highest grade obligations and possess the ultimate degree of protection as to principal and interest
          AA   Also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree
          A    Regarded as upper medium grade, have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions, interest and principal are regarded as safe
          BBB  Considered investment grade with adequate capacity to pay interest and repay principal.
          BB   Judged to be speculative with some inadequacy to meet timely interest and principal payments.
          B    Has greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely impair capacity or willingness to pay interest and principal.
          CCC  Has a vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
          CC   Applied to debt subordinated to senior debt
          C    Applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating

          Standard & Poor's applies indicators "+", no character, and "-" to the above rating categories AA through BB. The indicators show relative standing within the major rating categories.

     FITCH INVESTORS SERVICE, INC.
          AAA  Highest credit quality with exceptional ability to pay interest and repay principal
          AA   Investment grade and very high credit quality ability to pay interest and repay principal is very strong, although not quite as strong as AAA
          A    Investment grade with high credit quality. Ability to pay
               interest and repay principal is strong.
          BBB  Investment grade and has satisfactory credit quality. Adequate ability to pay interest and repay principal.
          BB   Considered speculative. Ability to pay interest and repay
               principal may be affected over time by adverse economic changes.
          B    Considered highly speculative. Currently meeting interest and principal obligations, but probability of continued payment reflects limited margin of safety.
          CCC  Identifiable characteristics which if not remedied may lead to default. Ability to meet obligations requires an advantageous business and economic environment.
          CC   Minimally protected bonds. Default in payment of interest and/or principal seems probable over time.
          C    Imminent default in payment of interest or principal
          + and - indicators indicate the relative position within the rating category, but are not used in AAA category.

     DUFF & PHELPS CREDIT RATING CO.
          AAA           Highest credit quality, risk factors are negligible
          AA+, AA, AA-  High credit quality with moderate risk
          A+, A, A-     Protection factors are average but adequate, however,
                        risk factors are more variable and greater in periods of
                        economic stress
          BBB+,BBB,BBB- Below average protection factors, but still considered sufficient for prudent investment
          BB+,BB,BB-    Below investment grade but likely to meet obligations
                        when due.
          B+,B,B-       Below investment grade and possessing risk that
                        obligations will not be met when due.
          CCC           Well below investment grade. May be in default or
                        considerable uncertainty as to timely payment of interest and/or principal.

COMMERCIAL PAPER RATINGS
     MOODY'S
          Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

     STANDARD & POOR'S
          The rating A-1 is the highest commercial paper rating assigned by Standard & Poor's Corporation. The modifier "+" indicates that the security is in the higher end of this rating category.

     FITCH'S
         F-1+           Exceptionally strong credit quality

     DUFF & PHELPS'
          Category 1 (top grade):
          Duff1+        Highest certainty of timely payment
          Duff1         Very high certainty of timely payment
          Duff1-        High certainty of timely payment

                                     PART C
                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     (a) Financial Statements (incorporated by reference in Part B of this Registration Statement).

     (b) Exhibits (Explanatory Note: This Registration Statement contains the combined Part C for Sit Large Cap Growth Fund, Inc., Sit Mid Cap Growth Fund, Inc., and Sit Mutual Funds, Inc.).

     1.   Articles of Incorporation
          (a) Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
          (b) Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
          (c) Sit Mutual Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to the Fund's Registration Statement.)

     2.   Bylaws
          (a) Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
          (b) Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
          (c) Sit Mutual Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 10 to the Fund's Registration Statement.)

     4.   Specimen Copy of Share Certificate
          (a) Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to the Fund's Registration Statement.)
          (b) Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to the Fund's Registration Statement.)
          (c) Sit Mutual Funds, Inc. (Incorporated by reference to the Fund's original Registration Statement.)

     5.1  Form of Investment Management Agreement
          (a) Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
          (b) Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
          (c) Sit Mutual Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to the Fund's Registration Statement.)

     5.2  Sub-Advisory Agreement - Sit Mutual Funds, Inc.
          (Incorporated by reference to Post-Effective Amendment No. 2 to the Fund's Registration Statement.)

     6.   Underwriting and Distribution Agreement
          (a) Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to the Fund's Registration Statement.)
          (b) Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to the Fund's Registration Statement.)
          (c) Sit Mutual Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 6 to the Fund's Registration Statement.)

       8.1    Form of Custodian Agreement
          (a) Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
          (b) Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
          (c) Sit Mutual Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 10 to the Fund's Registration Statement.)

       8.2    Transfer Agency and Services Agreement
          (a) Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
          (b) Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
          (c) Sit Mutual Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 10 to the Fund's Registration Statement.)

       8.3    Accounting Services Agreement
          (a) Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
          (b) Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
          (c) Sit Mutual Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 10 to the Fund's Registration Statement.)

       10.    Opinions and Consents of Dorsey & Whitney
          (a)  Sit Large Cap Growth Fund, Inc.
               (Incorporated by reference to Post-Effective Amendment No. 13 to the Fund's Registration Statement.)

          (b)  Sit Mid Cap Growth Fund, Inc.
               (Incorporated by reference to Post-Effective Amendment No. 13 to the Fund's Registration Statement.)

          (c)  Sit Mutual Funds, Inc.
               (Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund's original Registration Statement.)

     11.  Consent of KPMG Peat Marwick
          (a)  Sit Large Cap Growth Fund, Inc. (Filed herewith.)
          (b)  Sit Mid Cap Growth Fund, Inc. (Filed herewith.)
          (c)  Sit Mutual Funds, Inc. (Filed herewith.)

     13.  Letter of Investment Intent
          (a)  Sit Large Cap Growth Fund, Inc.
               (Incorporated by reference to Post-Effective Amendment No. 14 to the Fund's Registration Statement.)

          (b)  Sit Mid Cap Growth Fund, Inc.
               (Incorporated by reference to Post-Effective Amendment No. 14 to the Fund's Registration Statement.)

          (c)  Sit Mutual Funds, Inc.
               (Incorporated by reference to Post-Effective Amendment No. 2 to the Fund's original Registration Statement.)

     16.  Calculations of Performance Data
          (a)  Sit Large Cap Growth Fund, Inc. (Filed herewith.)
          (b)  Sit Mid Cap Growth Fund, Inc. (Filed herewith.)
          (c)  Sit Mutual Funds, Inc. (Filed herewith.)

     17.  Powers of Attorney
          (a)  Sit Large Cap Growth Fund, Inc.
               (Incorporated by reference to Post-Effective Amendment No. 19 to the Fund's Registration Statement.)

          (b)  Sit Mid Cap Growth Fund, Inc.
               (Incorporated by reference to Post-Effective Amendment No. 19 to the Fund's Registration Statement.)

          (c)  Sit Mutual Funds, Inc.
               (Incorporated by reference to Post-Effective Amendment No. 9 to the Fund's Registration Statement.)

Item 25. Persons Controlled by or Under Common Control with Registrant

     See the section of the Prospectus entitled "Management" and the section of the Statement of Additional Information entitled "Investment Adviser."

Item 26. Number of Holders of Securities

     The number of holders of shares of each Registrant as of June 30, 1997 are:


           Fund                                  Title of Class               Record Holders
           ----                                  --------------               --------------
           Large Cap Growth Fund                 Common Stock                     1,299
           Mid Cap Growth Fund                   Common Stock                     6,271
           International Growth Fund             Common Stock, Series A           2,121
           Balanced Fund                         Common Stock, Series B             126
           Developing Markets Growth Fund        Common Stock, Series C           1,630
           Small Cap Growth Fund                 Common Stock, Series D             547

Item 27.   Indemnification

     Each Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

     Each Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of a Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director's eligibility to be indemnified.

     In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:
     (a) has not received indemnification for the same conduct from any other party or organization;
     (b)  acted in good faith;
     (c)  received no improper personal benefit;
     (d) in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful;
     (e) reasonably believed that the conduct was in the best interest of a Registrant, or in certain contexts, was not opposed to the best interest of a Registrant; and
     (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

     If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to a Registrant, to payment or reimbursement by a Registrant of reasonable expenses, including attorneys' fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by a Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in
Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and
(b) after a determination that the facts then known to those making the determination would not preclude indemnification under Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of a Registrant pursuant to the foregoing provisions, or otherwise, each Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of such Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Each Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 28.   Business and other Connections of Investment Adviser

     Sit Investment Associates, Inc. (the "Adviser"), serves as the investment adviser. Sit/Kim International Investment Associates, Inc. (the "Sub-Adviser") serves as the Sub-Adviser of the Series A and Series C of Sit Mutual Funds, Inc. Below is a list of the officers and directors of the Adviser and the Sub-Adviser and their business/employment during the past two years.

                                Business and Employment During Past Two Years;
Name                            Principal Business Address
----                            ----------------------------------------------

Eugene C. Sit                   Chairman, CIO and Treasurer of the Adviser;
                                Chairman and CEO of the Sub- Adviser; Chairman of the Board of Directors of all Sit Mutual
                                Funds.

Peter L. Mitchelson             President and Director of the Adviser; Director
                                and Executive Vice President of the Sub-Adviser;
                                Senior Portfolio Manager of the Sit Large Cap
                                Growth Fund; Vice Chairman & Director of all Sit
                                Mutual Funds.

Michael C. Brilley              Senior Vice President and Senior Fixed Income
                                Officer of the Adviser; Director and Senior Vice
                                President of Sit U.S. Government Securities
                                Fund, Inc., Sit Money Market Fund, Inc., Sit
                                Mutual Funds II, Inc. and Sit Balanced Fund.

Frederick Adler                 Director of the Adviser; Venture Capitalist,
                                Managing Partner,
                                Venad Management, Inc.
                                1520 S. Ocean Boulevard
                                Palm Beach, FL 33480

Norman Bud Grossman             Director of the Adviser; President, Cogel
                                Management;
                                4670 Norwest Center
                                Minneapolis MN 55402

William E. Frenzel              Advisory Director of the Adviser; Director of
                                Sub-Adviser; Director of all Sit Mutual Funds;
                                Guest Scholar at the Brookings Institution
                                1775 Massachusetts Avenue N.W.
                                Washington, D.C. 20036

Erik S. Anderson                Vice President - Equity Research and Portfolio
                                Management of the Adviser

John K. Butler                  Vice President - Equity Research of the Adviser

Gary T. Dvorchak                Vice President - Equity Research of the Adviser

Michael P. Eckert               Vice President - Group Manager of all Sit Funds

John T. Groton, Jr.             Vice President - Equity Research of the Adviser

Paul E. Rasmussen               Vice President, Secretary and Controller of the
                                Adviser and the Sub-Adviser; Vice President and
                                Treasurer of all Sit Mutual Funds.

Debra A. Sit                    Vice President - Bond Investments of the
                                Adviser; Officer of all Sit Mutual Funds;
                                Assistant Treasurer and Assistant Secretary of the Sub-Adviser

Ronald D. Sit                   Vice President - Equity Research and Portfolio
                                Management of the Adviser

Mary K. Stern                   Vice President - Mutual Funds and President of
                                all Sit Mutual Funds

Andrew B. Kim                   Director, President of the Sub-Adviser
                                375 Park Avenue, Suite 1909
                                New York, NY 10152

Charles W. Battey               Director of the Sub-Adviser
                                4200 Somerset, Suite 200
                                Prairie Village, KS  66208

David L. Redo                   Director of the Sub-Adviser; Managing Director
                                of Fremont Investment Advisors, Inc.
                                333 Market Street, Suite 2600
                                San Francisco, CA  94105

Charles R. Roberts              Vice President and Portfolio Manager of the
                                Sub-Adviser
                                50 Fremont Street, Suite 3500
                                San Francisco, CA  94105

Richard S. Yeung                Senior Vice President and Portfolio Manager of
                                the Sub-Adviser
                                50 Fremont Street, Suite 3500
                                San Francisco, CA  94105

Item 29.   Principal Underwriters

     The Distributor for each Registrant is SIA Securities Corp., 4600 Norwest Center, Minneapolis, MN 55402, an affiliate of the Adviser. The Distributor distributes only shares of each Registrant.

     Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:

                                Business and Employment During Past Two Years;
Name                            Principal Business Address
----                            ----------------------------------------------

Eugene C. Sit                   Chairman, CIO and Treasurer of the Adviser;
Director                        Chairman and CEO of the Sub-Adviser; Chairman of
                                the Board of Directors of all Sit Mutual Funds.

Peter L. Mitchelson             President and Director of the Adviser; Director
Director                        and Executive Vice President of the Sub-Adviser;
                                Senior Portfolio Manager of the Sit Large Cap
                                Growth Fund; Vice Chairman & Director of all Sit
                                Mutual Funds.

Paul E. Rasmussen               Vice President, Secretary and Controller for the
President &                     Adviser and Sub-Adviser; Vice President &
Treasurer                       Treasurer of all Sit Mutual Funds


Item 30.   Location of Accounts and Records

     The Custodian for each Registrant is The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675. The Transfer Agent for each Registrant is First Data Investor Services, 4400 Computer Drive, Westboro, MA 01581. Other books and records are maintained by the Adviser, which is located at 4600 Norwest Center, Minneapolis, MN 55402 and the Sub-Adviser, which is located at the same address.

Item 31.   Management Services

     Not applicable

Item 32.   Undertakings

     (a)  Not applicable

     (b)  Not applicable

     (c) Each Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director if requested to do so by the holders of at least 10% of such Registrant's outstanding shares and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

     (d) Each Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 29th day of August, 1997.

                                 SIT LARGE CAP GROWTH  FUND, INC.
                                 (Registrant)

                                 By        /s/ Eugene C. Sit
                                           -------------------------------------
                                           Eugene C. Sit, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

           Signature and Title
           -------------------


 /s/ Eugene C. Sit                                     Dated:   August 29, 1997
------------------------------
Eugene C. Sit  Chairman
(Principal Executive Officer and Director)


/s/ Paul E. Rasmussen                                  Dated:   August 29, 1997
------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

William E. Frenzel, Director*

John E. Hulse, Director*

Sidney L. Jones, Director*

Peter L. Mitchelson, Director*

Donald W. Phillips, Director*


*By /s/ Eugene C. Sit                                  Dated:   August 29, 1997
    --------------------------
    Eugene C. Sit, Attorney-in-fact
    (Pursuant to Powers of Attorney filed
    previously with the Commission.)

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 29th day of August, 1997.

                                 SIT MID CAP GROWTH FUND, INC.
                                 (Registrant)

                                 By        /s/ Eugene C. Sit
                                           ------------------------------
                                           Eugene C. Sit, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

           Signature and Title
           -------------------


/s/ Eugene C. Sit                                    Dated:   August 29, 1997
-----------------------------
Eugene C. Sit, Chairman
(Principal Executive Officer and Director)


/s/ Paul E. Rasmussen                                Dated:   August 29, 1997
-----------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

William E. Frenzel, Director*

John E. Hulse, Director*

Sidney L. Jones, Director*

Peter L. Mitchelson, Director*

Donald W. Phillips, Director*


*By /s/ Eugene C. Sit                                Dated:   August 29, 1997
    ------------------------
    Eugene C. Sit, Attorney-in-fact
    (Pursuant to Powers of Attorney filed
    previously with the Commission.)

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 29th day of August, 1997.

                                 SIT MUTUAL FUNDS,  INC.
                                 (Registrant)

                                 By        /s/ Eugene C. Sit
                                           -----------------------------
                                           Eugene C. Sit, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

           Signature and Title
           -------------------


/s/ Eugene C. Sit                                       Dated:   August 29, 1997
------------------------------
Eugene C. Sit, Chairman
(Principal Executive Officer and Director)


/s/Paul E. Rasmussen                                    Dated:   August 29, 1997
------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

William E. Frenzel, Director*

John E. Hulse, Director*

Sidney L. Jones, Director*

Peter L. Mitchelson, Director*

Donald W. Phillips, Director*


*By /s/ Eugene C. Sit                                   Dated:   August 29, 1997
    -------------------------
     Eugene C. Sit, Attorney-in-fact
    (Pursuant to Powers of Attorney filed
     previously with the Commission.)

                       REGISTRATION STATEMENT ON FORM N-1A

                                  EXHIBIT INDEX

EXHIBIT NO.                        NAME OF EXHIBIT                 PAGE NO.
-----------                        ---------------                 --------

     11                     Independent Auditors' Consent           C-11

     16                     Calculations of Performance Data        C-12